             AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

                                DECEMBER 31, 1997

                                                      Registration Nos. 33-62061
                                                                        811-7345

                          - - - - - - - - - - - - - - -
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                          - - - - - - - - - - - - - - -
                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                         Pre-Effective Amendment No. [ ]


                      Post-Effective Amendment No. 4 [ X ]

                                       and

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY [ X ]
                                   ACT OF 1940


                              Amendment No. 7 [ X ]



                        (Check appropriate box or boxes)
                          - - - - - - - - - - - - - - -
                           NEW ENGLAND FUNDS TRUST III
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
                    (Address of principal executive offices)

                                 (617) 578-1388
              (Registrant's telephone number, including Area Code)
                          - - - - - - - - - - - - - - -

                             John E. Pelletier, Esq.

                             New England Funds, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)
                          - - - - - - - - - - - - - - -
                                    Copy to:
                            Edward A. Benjamin, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
                          - - - - - - - - - - - - - - -
It is proposed that this filing will become effective (check appropriate box) [ [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on ______ pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[X] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           NEW ENGLAND FUNDS TRUST III
              (Prospectus and Statement of Additional Information)

                              CROSS REFERENCE SHEET

                           Items required by Form N-1A




    Item No. of
     Form N-1A                                          Caption in Prospectus
     ---------                                          ---------------------
     1         . . . . . . . . .                    Cover page


     2         . . . . . . . . .                    Schedule of Fees

     3         . . . . . . . . .                    Not Applicable

     4         . . . . . . . . .                    Cover page; Additional Facts about the
                                                    Fund; Investment Strategy; How the Funds
                                                    Pursues Its Objective; Fund Investments;
                                                    Investment Risks

     5         . . . . . . . . .                    Fund Management; Additional Facts About
                                                    the Fund

     6         . . . . . . . . .                    Cover page; Additional Facts about the
                                                    Fund; 6 Ways to Buy Fund Shares; Fund
                                                    Dividend Payment; Income Tax
                                                    Considerations

     7         . . . . . . . . .                    Cover page; Schedule of Fees; 6 Ways to Buy
                                                    Fund Shares; Minimum Investment; How
                                                    Fund Share Price is Determined; Sales
                                                    Charges; Reduced Sales Charges; Additional
                                                    Facts About the Fund; The Fund's Expenses

     8         . . . . . . . . .                    4 Ways to Sell Fund Shares; Repurchase
                                                    Option; Exchanging Among New England
                                                    Funds; Additional Facts About the Fund

     9         . . . . . . . . .                    None

    Item No. of                                         Caption in Statement of
     Form N-1A                                          Additional Information
     ---------                                          ----------------------
     10        . . . . . . . . .                    Cover page

     11        . . . . . . . . .                    Table of Contents

     12        . . . . . . . . .                    Description of the Trust and Ownership of
                                                    Shares

     13        . . . . . . . . .                    Miscellaneous Investment Practices;
                                                    Investment Restrictions

     14        . . . . . . . . .                    Management of the Trust

     15        . . . . . . . . .                    Management of the Trust

     16        . . . . . . . . .                    Fund Charges and Expenses; Management of
                                                    the Trust

     17        . . . . . . . . .                    Portfolio Transactions and Brokerage; Fund
                                                    Charges and Expenses

     18        . . . . . . . . .                    Description of the Trust and Ownership of
                                                    Shares

     19        . . . . . . . . .                    How to Buy Shares; Net Asset Value and
                                                    Public Offering Price; Reduced Sales
                                                    Charges; Shareholder Services; Redemptions

     20        . . . . . . . . .                    Performance Criteria (in prospectus);
                                                    Standard Performance Measures; Income
                                                    Dividends, Capital Gain Distributions and
                                                    Tax Status

     21        . . . . . . . . .                    Advisory Agreements; Distribution
                                                    Agreements and Rule 12b-1 Plans; Fund
                                                    Charges and Expenses

     22        . . . . . . . . .                    Performance Criteria (in prospectus);
                                                    Standard Performance Measures

     23        . . . . . . . . .                    Not Applicable

[New England Funds Logo(R) New England Funds(R) Where the Best Minds Meets(R)]

--------------------------------------------------------------------------------

NEW ENGLAND BULLSEYE FUND
Prospectus and Application
March 31, 1998

New England Bullseye Fund (the "Fund") is a newly organized, non-diversified and actively managed mutual fund and is a series of New England Funds Trust III (the "Trust"), a registered open-end management investment company.

The Fund's investment objective is long-term capital growth. The Fund intends to pursue its investment objective by investing primarily in equity securities. There can be no assurance that the Fund will achieve its objective, which may be changed without shareholder approval.

The Fund offers three classes of shares to the general public (Classes A, B and C). The offering price is based on the net asset value per share next determined after an order is received. Class A share purchases generally involve a sales charge at the time of purchase. No initial sales charge applies to Class B and Class C share purchases. A contingent deferred sales charge (a "CDSC"), however, is imposed upon certain redemptions of Class B and Class C shares. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares do not have a conversion feature. Class B shares and Class C shares bear higher annual 12b-1 fees than Class A shares. See "Buying Fund
Shares -- Sales Charges." Through a separate prospectus, the Fund also offers an additional class of shares, Class Y shares, to certain institutional investors. To obtain more information about Class Y shares, please call New England Funds, L.P. (the "Distributor") at 1-800-225-5478.

This prospectus sets forth information you should know before investing in the Fund. Please read it carefully and keep it for future reference. A statement of additional information (the "Statement") about the Fund dated March 31, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. To obtain a copy of the Statement, write to New England Funds, L.P., SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225-5478. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement, materials incorporated by reference, and other information regarding the Fund. The Statement contains more detailed information about the Fund and is incorporated into this prospectus by reference.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

For general
information on
the Fund or any
of its services
and for assis-
tance in opening
an account,
contact your
investment
dealer or call
the Distributor
toll free at
1-800-225-5478.

                               TABLE OF CONTENTS

  Page
        FUND EXPENSES
     1  Schedule of Fees                          Sales charges, yearly operating
                                                  expenses.
  ----------------------------------------------------------------------------------------
        INVESTMENT STRATEGY
     3  How the Fund Pursues Its Investment
        Objective
  ----------------------------------------------------------------------------------------
     4  INVESTMENT RISKS                          It is important to understand the risks
                                                  inherent in the Fund before you invest.

  ----------------------------------------------------------------------------------------
     8  FUND MANAGEMENT
  ----------------------------------------------------------------------------------------
        BUYING FUND SHARES
     9  Minimum Investment                        Everything you need to know to open and
                                                  add to a New England Bullseye Fund
     9  6 Ways to Buy Fund Shares                 account.
        - Through your investment dealer
        - By mail
        - By wire transfer of Federal Funds
        - By Investment Builder
        - By electronic purchase through ACH
        - By exchange from another New England
          Fund
    10  Sales Charges
    13  Reduced Sales Charges
        (Class A Shares Only)
  ----------------------------------------------------------------------------------------
        OWNING FUND SHARES
    15  Exchanging Among New England Funds        New England Funds offers three
                                                  convenient ways to exchange Fund shares.
    16  Fund Dividend Payments
  ----------------------------------------------------------------------------------------
        SELLING FUND SHARES
    17  4 Ways to Sell Fund Shares                How to withdraw money or close your
                                                  account.
        - Through your investment dealer
        - By telephone
        - By mail
        - By Systematic Withdrawal Plan
    19  Repurchase Option                         An opportunity to reinvest your
        (Class A Shares Only)                     redemption proceeds within 120 days for
                                                  no sals charge.

  ----------------------------------------------------------------------------------------
        FUND DETAILS
    20  How Fund Share Price is Determined        Additional information you may find
                                                  important.
    20  Income Tax Considerations
    21  The Fund's Expenses
    22  Performance Criteria
    22  Additional Facts About the Fund
    24  Glossary of Terms

                                SCHEDULE OF FEES

Expenses are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transaction costs from investing in the Fund and estimated annual expenses for the Fund. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund for the periods specified.

SHAREHOLDER TRANSACTION EXPENSES

                                                                                                  CLASS A     CLASS B     CLASS C
                                                                                                  -------     -------     -------
Maximum Initial Sales Charge Imposed on a Purchase (as a percentage of offering
  price)(1)(2)................................................................................      5.75%       None        None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)(2)......................................................       (3)        5.00%       1.00%(4)

(1) A reduced sales charge applies in some cases. See "Buying Fund
    Shares -- Reduced Sales Charges (Class A Shares Only)."
(2) Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares. See "Buying Fund Shares -- Sales Charges."
(4) A 1.00% contingent deferred sales charge only applies with respect to any portion of certain purchases of Class C shares if redeemed within one year.

ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                                  CLASS A     CLASS B     CLASS C
                                                                                                  -------     -------     -------
Management Fees (after voluntary fee deferral and expense reduction)..........................     [0.70%]     [0.70%]     [0.70%]
12b-1 Fees....................................................................................      0.25%       1.00%*      1.00%*
Other Expenses**..............................................................................     [0.80%]     [0.80%]     [0.80%]
Total Fund Operating Expenses (after voluntary fee deferral and expense reduction)............     [1.75%]     [2.50%]     [2.50%]

 * Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the NASD Regulation, Inc.

** Other expenses are based on estimated expenses for the Fund's first full fiscal year.

The Fund's adviser and subadviser have voluntarily agreed, until December 31, 1998, to defer, on a pro rata basis, their respective management fees and, if necessary, NEFM has agreed to bear certain expenses associated with operating the Fund, to the extent necessary to limit the Fund's total operating expenses to an annual rate of 1.75% of the Fund's average net assets for Class A shares and 2.50% of the Fund's average net assets for both Class B and C shares. Without the voluntary fee deferral and expense reduction by the Fund's adviser and subadviser, Management Fees, Other Expenses and Total Fund Operating Expenses would be 0.95%, 0.80% and 2.00%, respectively, for Class A shares; and 0.95%, 0.80% and 2.75%, respectively for both Class B and Class C shares. See "Fund Management."

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (i) a 5% annual return and (ii) unless otherwise indicated, redemption at period end. The 5% annual return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.

                                                                                   CLASS A        CLASS B        CLASS C
                                                                                               (1)      (2)
1 year.........................................................................     $  --      $ --     $ --      $  --
------------------------------------------------------------------------------------------------------------------------
3 years........................................................................     $  --      $ --     $ --      $  --
------------------------------------------------------------------------------------------------------------------------

(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Fund. For additional information about the Fund's fees and other expenses, please see "Fund Management," "The Fund's Expenses" and "Additional Facts About the Fund."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

                              INVESTMENT STRATEGY

The Fund's objective is long-term capital growth.

How the Fund Pursues
Its Investment Objective

The Fund intends to pursue its investment objective by assembling a portfolio of from 15 to 20 stocks. The Fund looks to invest in stocks that represent ownership of quality businesses whose equity, the sub-adviser believes, is undervalued based on their current operations and price earnings multiples relative to the market average. The businesses must also possess significant potential or a catalyst for future earnings growth in the judgement of the sub-adviser.

In selecting stocks for the Fund, the sub-adviser also considers other factors, including: Competitive advantage -- what is it that a business does better; does a business have better products or services, or are they the lowest cost provider?; Clear business focus -- does the company follow a consistent and focused line of business, within a defined niche or segment of a broad market?; Financial Health -- does the business have stronger cash flows, less debt, stronger balance sheets, and higher returns on equity than the market average (as measured by the Standard & Poor's Composite Index of 500 Stocks [the "S&P 500"])?; and Quality Management -- does the business have experienced managers with little turnover and a long track record, as well as substantial equity ownership positions? Although the sub-adviser seeks companies that have all of these characteristics, there is no assurance that every company in which the Fund invests will have all of these characteristics.

The sub-adviser believes the targeted strategy used by the Fund allows investors to best capitalize on its in-depth fundamental research. The targeted approach allows investors to own a small number of well-researched companies rather than a more broad portfolio holding a significantly greater number of stocks. The targeted portfolio allows the sub-adviser to select only the stocks it considers to have the greatest potential for future return than a broader portfolio holding a significantly greater number of stocks would allow. The Fund may invest in stocks with different levels of market capitalization and different industry focuses.

Due to the highly undiversified nature of the Fund, the performance may deviate significantly from the market. Nondiversified portfolios, such as the Fund's, should exhibit more volatility and thus more risk than the market. By attempting to capitalize on this risk in conjunction with strong stock selection, the Fund's sub-adviser will attempt to earn greater returns than the S&P 500 over the long term, although this result cannot be assured.

The Fund will invest primarily in common stocks, but also may invest in other equity securities including convertible preferred stock, convertible debt securities and warrants. The Fund may also invest up to 20% of its total assets in foreign securities, but will limit its investment in securities of the issuers of any one foreign country to 10% of its total assets. There are no assurances that the Fund will achieve its investment objective and the Fund may change its investment objective without shareholder approval.

                                INVESTMENT RISKS

It is important to understand the following risks inherent in the Fund before you invest.

-- LACK OF DIVERSIFICATION

   As a non-diversified mutual fund, the Fund is able to take larger positions in a smaller number of companies than a comparable diversified fund. Therefore, the value of the Fund will likely be subject to greater fluctuations than a diversified fund as a result of any change in the value of one or more equity securities or other instruments in its portfolio.

-- EQUITY SECURITIES

   Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company, and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. The Fund may invest in equity securities of companies with small and medium market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small and Medium Market Capitalization Companies" below. The Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

   The Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities. The value of convertible securities that pay dividends or interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

-- SMALL AND MEDIUM MARKET CAPITALIZATION COMPANIES

   The Fund, in the discretion of its sub-adviser, may invest without limit in the securities of companies of small and medium market capitalization. Investments in such companies will generally entail greater risk than is usually associated with larger, more well established companies. Small and medium market capitalization companies tend to have smaller revenues, narrower product lines, less management depth and experience, and smaller market shares of their products or services than larger capitalization companies. In many instances, the frequency and volume of trading in small and medium market capitalization companies is substantially less than is typical of larger capitalization companies. Therefore, the securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or than market averages in general. The net asset value of funds that invest in companies with small and medium capitalization therefore may fluctuate more widely than market averages.

-- FOREIGN SECURITIES

   Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

   Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

   In addition, although the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated by the Fund (but not exchanged) into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency, of such expenses, at the time they were incurred.

   There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

   The Fund may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

   In determining whether to invest in securities of foreign issuers, the subadviser of the Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

-- FOREIGN CURRENCY

   The Fund's portfolio may include securities denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

   The Fund may incur costs in connection with conversions between various currencies. In addition, the Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

-- SECURITIES LENDING

   The Fund may lend its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's total assets (taken at current value). Any voting rights or rights to consent relating to the loaned securities pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

-- REPURCHASE AGREEMENTS

   Under a repurchase agreement, the Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has the right to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the SEC is currently of the view that repurchase agreements maturing in more than 7 days are illiquid.

-- MISCELLANEOUS

   The Fund will not invest more than 15% of its assets in "illiquid securities," that is, securities which are not readily resalable, which may include securities whose disposition is restricted by federal securities laws.

   The Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities are treated as illiquid, unless the Fund's subadviser has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

   The Fund may purchase securities on a "when-issued" or "delayed-delivery" basis. This means that the Fund enters into a commitment to buy the security before the security has been issued, or, in the case of a security that has already been issued, to accept delivery of the security on a date beyond the usual settlement period. If the value of a security purchased on a "when-issued" or "delayed-delivery" basis falls or market rates of interest increase between the time the Fund commits to buy the security and the delivery date, the Fund may sustain a loss in value of the security. For more information on "when-issued" and "delayed-delivery" securities, see the Statement.

   The Fund does not trade actively for short-term profits. Therefore, the Fund does not purchase securities with the intention of engaging in short-term trading. The Fund, however, will sell any particular security and reinvest the proceeds when it is deemed prudent by the Fund's subadviser, regardless of the length of the holding period. This policy may result in higher securities transaction costs than if the Fund were to follow a policy of holding all securities for a longer period of time. To the extent that this policy results in gains on investments, the Fund will make distributions to its shareholders, which may accelerate the shareholders' tax liabilities. The Fund's portfolio turnover rate is not expected to exceed 150% during its initial year of operation, although the actual rate could be higher. The Fund's investments in options and futures contracts that mature in less than one year are excluded for purposes of computing the Fund's turnover rate.

                                FUND MANAGEMENT

New England Funds Management, L.P. ("NEFM"), 399 Boylston Street, Boston, Massachusetts 02116, serves as the Fund's adviser, and has delegated day-to-day portfolio management responsibility to the Fund's subadviser, Jurika & Voyles, L.P. ("Jurika & Voyles"), Lake Merritt Plaza, 1999 Harrison, Suite 700, Oakland, California 94612. Founded in 1983 by William K. Jurika and Glenn C. Voyles, the firm has discretionary management authority with respect to approximately $7 billion of assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charitable endowments, mutual funds and individuals.

William K. Jurika and Peter Goetz are primarily responsible for the day-to-day management of the Fund. Messrs. Jurika and Goetz manage the Fund's portfolio in accordance with company research provided by the Jurika & Voyles research department, and report to the Investment Committee, which has final responsibility for all Jurika & Voyles investments on behalf of its clients. Members of the Investment Committee include Mr. Jurika, Mr. Goetz, James Christensen, Karl Mills, Guy Elliffe and Paul Meeks. Mr. Jurika has been associated with Jurika and Voyles since its founding in 1983. Mr. Goetz joined Jurika & Voyles in 1996, prior to which he spent nine years as Portfolio Manager in the Private Asset Division of Bank of America.

NEFM oversees, evaluates and monitors Jurika & Voyles' provision of subadvisory services to the Fund and provides general business management and administration to the Fund. The Fund pays NEFM a management fee at the annual rate of 0.95% of the first $200 million of the Fund's average daily net assets, 0.90% of the next $300 million of such assets and 0.85% of such assets in excess of $500 million. This fee rate payable by the Fund is higher than that paid by most other mutual funds, but is believed to be appropriate for the services received by the Fund and to be comparable to fees paid by some other mutual funds investing in a manner similar to the Fund. NEFM pays Jurika & Voyles a sub-advisory fee at an annual rate of 0.570% of the first $200 million of the average daily assets of the Fund, 0.500% of the next $300 million of such assets and 0.430% of such assets in excess of $500 million. In addition, under a fee deferral arrangement and an expense reimbursement arrangement, NEFM and Jurika & Voyles have agreed, until December 31, 1998, to defer, on a pro rata basis, their respective management and subadvisory fees for the Fund and, if necessary, NEFM has agreed to bear certain expenses associated with the Fund to the extent necessary to limit the Fund's expenses to the annual rate of 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares, subject to the obligation of the Fund to pay NEFM and/or Jurika & Voyles such deferred fees in later periods to the extent that the Fund's expenses fall below the annual rate of 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares; provided, however, that the Fund is not obligated to pay any such deferred fees more than two years after the end of the fiscal year in which the fee was deferred.

The general partners of each of NEFM, Jurika & Voyles and the Distributor are special purpose corporations that are indirect, wholly-owned subsidiaries of New England Investment Companies, L.P. ("NEIC"). NEIC's sole general partner, New England Investment Companies, Inc., is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife").

In placing portfolio transactions for the Fund, Jurika & Voyles seeks the most favorable price and execution available. Subject to applicable regulatory restrictions and such policies as the Trust's trustees may adopt, Jurika & Voyles may consider sales of shares of the Fund and other mutual funds that it manages as a factor in the selection of broker-dealers to effect portfolio transactions for the Fund.

NEFM provides executive and other personnel for the management of the Trust. The Trust's Board of Trustees supervises the affairs of the Trust as conducted by NEFM and Jurika & Voyles.

The Fund has received an exemptive order from the SEC to permit NEFM, subject to certain conditions, to enter into subadvisory agreements with sub-advisers other than the existing sub-adviser of the Fund when approved by the Board of Trustees, without obtaining shareholder approval. The exemptive order also permits, without shareholder approval, the terms of an existing subadvisory agreement to be changed or the employment of an existing subadviser to be continued after events that would otherwise cause an automatic termination of a subadvisory agreement, when such changes or continuation are approved by the Trust's Board of Trustees. Shareholders would be notified of any sub-adviser changes.

                               BUYING FUND SHARES

Minimum Investment

$2,500 is the minimum for an initial investment in any Fund, and $100 is the minimum for each subsequent investment. There are special initial investment minimums for the following plans:

-- $25 (for initial and subsequent investments) for payroll deduction investment programs for 401(k), SARSEP, SEP, SIMPLE Plans, 403(b)(7) retirement plans and certain other retirement plans.

-- $100 on initial and subsequent investments for automatic investing through the Investment Builder program.

-- $250 on initial and $100 on subsequent investments for retirement plans with tax benefits such as corporate pension and profit sharing plans and Keogh plans.

-- $500 on initial and $100 on subsequent investments for IRAs.

-- $2,000 on initial and $100 on subsequent investments for accounts registered under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

6 Ways to Buy Fund Shares

You may purchase Class A, Class B and Class C shares of the Funds in the following ways:

[PROFILE LOGO] Through your investment dealer:

Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

[ENVELOPE LOGO] By Mail:

FOR AN INITIAL INVESTMENT, simply complete an application and return it, with a check payable to New England Funds, to P.O. Box 8551, Boston, MA 02266-8551.

FOR SUBSEQUENT INVESTMENTS, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time).

All purchases made by check should be in U.S. dollars and made payable to New England Funds, or, in the case of a retirement account, the custodian or trustee. Third party checks will generally not be accepted except under certain circumstances approved by the Distributor. When purchases are made by check or periodic account investment, redemptions may not be allowed until the investment being redeemed has been in the account for a minimum of ten calendar days.

[LOGO] By wire transfer of Federal Funds:

FOR AN INITIAL INVESTMENT, call us at 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Fund is open for business to obtain an account number and wire transfer instructions.

FOR SUBSEQUENT INVESTMENTS, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit New England Bullseye Fund (class of shares), Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the Fund is open for business. Your bank may charge a fee for this service.

[LOGO] By Investment Builder:

Investment Builder is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

FOR AN INITIAL INVESTMENT, please indicate that you would like to begin an automatic investment plan through Investment Builder on the enclosed application. Indicate the amount of the monthly investment and enclose a check marked "Void" or a deposit slip from your bank account.

TO ADD INVESTMENT BUILDER TO AN EXISTING ACCOUNT, please call us at 1-800-225-5478 for a Service Options Form.

Using
New England
Funds
Personal
Access Line(TM)
1-800-346-
5984
New England
Funds
Personal
Access Line(TM)
is New England
Funds'
automated
service system
that gives
you 24-hour
access to
your account.
Through your
touch-tone tele-
phone, you can
receive your
current account
balance, your
recent trans-
actions, Fund
prices and
recent
performance
information.
You can also
purchase, sell
or exchange
Class A or
Class C shares
of any
New England
Fund. For
more information
on New England
Funds
Personal Access
Line(TM)
call us at
1-800-225-
5478.

[Electric Plug Logo] By Electronic Purchase Through ACH:

You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.

To purchase through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Fund is open for business. You may also purchase shares through ACH by calling New England Funds Personal Access Line(TM) at 1-800-346-5984 twenty-four hours a day. Under normal circumstances, the New York Stock Exchange (the "Exchange") closes at 4:00 p.m. (Eastern time). Purchase orders accepted through ACH or New England Funds Facts Line(TM) will be complete only upon the receipt by New England Funds of funds from your bank and, on the day that the funds are received, will be processed at the net asset value next determined at the close of regular trading on the Exchange on days that the Exchange is open. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.

[Arrow Logo]By exchange from another New England Fund:

You may also purchase shares of the Fund by exchanging from another New England Fund. Please see "Owning Fund Shares -- Exchanging Among New England Funds" for complete details.

GENERAL

All purchase orders are subject to acceptance by the Fund and will be effected at the net asset value next determined after the order is received in proper form by State Street Bank and Trust Company ("State Street Bank") (except orders received by your investment dealer before the close of trading on the Exchange and transmitted to the Distributor by 5:00 p.m. (Eastern time) on the same day, which will be effected at the net asset value determined on that day). Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of sales of shares.

Class B shares and certain shareholder features may not be available to persons whose shares are held in street name accounts.

You will not receive any certificates for your Class A shares unless you request them in writing from the Distributor. The Fund's "open account" system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B shares or Class C shares. If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

Sales Charges

Except as otherwise indicated in this prospectus, the Fund offers three classes of shares to the general public:

CLASS A SHARES

Class A shares are offered at net asset value plus a sales charge which varies depending on the size of your purchase. They are also subject to a 0.25% annual service fee. Class A shares are offered subject to the following sales charges:

                       SALES CHARGES AS A % OF      DEALER'S
                       -----------------------     CONCESSION
                        PUBLIC           NET       AS A % OF
   VALUE OF TOTAL      OFFERING        AMOUNT       OFFERING
     INVESTMENT          PRICE        INVESTED       PRICE
   --------------        -----        --------       -----
Less than $50,000        5.75%          6.10%         5.00%
$50,000 - $99,999        4.50%          4.71%         4.00%
$100,000 - $249,999      3.50%          3.63%         3.00%
$250,000 - $499,999      2.50%          2.56%         2.15%
$500,000 - $999,999      2.00%          2.04%         1.70%
$1,000,000 or more        None           None             *

* The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases (except investments by plans under Sections 401(a) or 401(k) of the Code whose total investments amount to $1 million or more or that have 100 or more eligible employees ["Retirement Plans"]) a commission of up to the following amounts: 1% on the first $3 million invested and 0.50% on the excess over $3 million. For investments by Retirement Plans, the Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases a commission of up to the following amounts: 1% on the first $3 million invested and 0.50% on amounts over $3 million and up to $10 million. These commissions are not payable if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months. Section 401(a), 401(k), 457 and 403(b) plans that have total investment assets of at least $10 million are eligible to purchase Class Y shares of the Fund, which are described in a separate prospectus.

CONTINGENT DEFERRED SALES CHARGE (CLASS A SHARES ONLY). For purchases of $1,000,000 or more of Class A shares of the Fund or purchases by Retirement Plans as defined above, a CDSC, at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption applies to redemptions of shares within one year after purchase. If an exchange is made to Class A shares of any of New England Cash Management Trust Money Market Series or New England Tax Exempt Money Market Trust (the "Money Market Funds"), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of New England Funds Trust I, New England Funds Trust II or New England Funds Trust III (the "Trusts"). If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC as described above applies to the redemption. For purposes of the CDSC, it is assumed that the shares held the longest are the first to be redeemed. No CDSC applies to a redemption of shares followed by a reinvestment effected within 30 days after the date of the redemption.

CLASS B SHARES

Class B shares are offered at net asset value, without an initial sales charge, and are subject to a 0.25% annual service fee, a 0.75% annual distribution fee for 8 years (at which time they automatically convert to Class A shares) and a CDSC if they are redeemed within 6 years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of another series of the Trusts. If the exchange is made to Class B shares of a Money Market Fund, then the holding period stops and will resume only when an exchange is made back into Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into a series of the Trusts, then a CDSC applies to the redemption, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund shares. For the purpose of the CDSC, it is assumed that the shares held the longest are the first to be redeemed.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares of the Fund purchased with reinvested dividends or capital gains distributions. The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge:

                                       CONTINGENT DEFERRED
                                        SALES CHARGE AS A
                                       PERCENTAGE OF DOLLAR
  YEAR SINCE PURCHASE                AMOUNT SUBJECT TO CHANGE
  -------------------                ------------------------
1st..........................................  5%
2nd..........................................  4%
3rd..........................................  3%
4th..........................................  3%
5th..........................................  2%
6th..........................................  1%
thereafter...................................  0%

Year one ends one year after the day on which the purchase was accepted, and so on.

The CDSC is deducted from the proceeds of the redemption, not the amount remaining in the account, unless otherwise requested, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See "Sales Charges -- General" below. At the time of sale, the Distributor pays investment dealers a commission of 3.75% and advances the first year's service fee (up to 0.25%) on purchases of Class B shares.

CLASS C SHARES

Class C shares are offered at net asset value without an initial sales charge and are subject to a 0.25% annual service fee, a 0.75% annual distri-

A, B OR C SHARES-
WHICH SHOULD
YOU CHOOSE?
Your choice
of share class
depends on the
size of your
investment and
how long you
intend to hold
your shares.
In general,
there are only
minor differences
in performance
results for the
different classes
if held for
the long term.
Consult your
financial
representative
for help in
deciding which
class is
appropriate
for you.

bution fee and a 1.00% CDSC on redemptions made within one year from the date of purchase.

The Distributor currently pays to investment dealers a sales commission of 1.00% of the sales price of Class C shares sold by such investment dealer. The Distributor will retain the service and distribution fees assessed against Class C shares in the first year of investment, and the entire amount of the CDSC paid by Class C shareholders upon redemption in the first year, in order to compensate the Distributor for providing distribution related services to the Fund in connection with the sale of Class C shares, and to reimburse the Distributor, in whole or in part, for the commissions paid (and related financing cost) to investment dealers at the time of a sale of shares. There are no conversion features associated with Class C shares; therefore, Class C shareholders will be subject to higher distribution fees than shareholders of other classes if Class C shares are held for more than eight years.

DECIDING WHICH CLASS TO PURCHASE

The decision as to whether Class A, Class B or Class C shares are more appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends per share. For these reasons, the Distributor will treat any order of $1 million or more for Class B shares as a Class A order. Any order of $1 million or more for Class C shares will be treated as an order for Class A shares, unless you indicate on the relevant section of your application that you have been informed of the relative advantages and disadvantages of Class A and Class C shares. Investors making smaller investments might consider Class B or Class C shares because 100% of the purchase is invested immediately. Investors making smaller investments who anticipate redeeming their shares within six years may find Class C shares more favorable than Class B shares, because Class B shares are subject to a CDSC on redemptions made within six years after purchase. Class B shares are more favorable than Class C shares for investors who anticipate holding their investment for more than eight years, since Class B shares convert to Class A shares (and thus bear lower ongoing fees) after eight years. Consult your investment dealer for advice applicable to your particular circumstances.

GENERAL

NO CDSC ON ANY CLASS OF SHARES APPLIES in connection with (1) redemptions by retirement plans qualified under Sections 401(a) or 403(b)(7) of the Code, when such redemptions are necessary to make distributions to plan participants; (2) distributions from an IRA due to death, disability or a tax-free return of an excess contribution; (3) distributions by other employee benefit plans to pay benefits; and (4) distributions by a Section 401(a) plan due to death. For 403(b)(7) and IRA accounts established before January 3, 1995, the CDSC is waived for redemptions made after attainment of age 59 1/2. The CDSC is waived for redemptions made to make required minimum distributions after attainment of age 70 1/2 for 403(b)(7) and IRA accounts established on or after January 3, 1995. There is also no CDSC on redemptions following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year after the shareholder's death or disability. In addition, there is no CDSC on certain withdrawals pursuant to a Systematic Withdrawal Plan. See "Selling Fund Shares -- 4 Ways to Sell Fund Shares -- By Systematic Withdrawal Plan" below.

The Fund receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between the investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from one series of the Trusts to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares of the Fund to investment dealers from time to time. The staff of the SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of the Fund's shares.

For new amounts invested, the Distributor may, at its expense, pay investment dealers who sell shares of the Fund at net asset value to an eligible governmental authority 0.025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any series of the Trusts or if the account is registered in street name.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Fund (including in some cases, exclusively to New England Securities Corporation, a broker-dealer affiliate of the Distributor, and MetLife). In some instances additional compensation is provided to certain dealers who achieve certain sales goals or who have sold or may sell significant amounts of shares. Such compensation may include (i) full reallowance of the sales charge on the Class A shares; (ii) additional compensation with respect to the sale of Class A, B and C shares; or (iii) financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U.S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources. The participation of representatives in such incentive programs is at the discretion of the broker-dealer or financial institution with which the representative is associated.

Reduced Sales Charges (Class A Shares Only)

-- LETTER OF INTENT -- if an investor indicates through a letter of intent that aggregate purchases of all series and classes of the Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

-- COMBINING ACCOUNTS -- purchases by all qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/or single trust estates. The values of all accounts are combined to determine the sales charge.

-- UNIT HOLDERS OF UNIT INVESTMENT TRUSTS -- unit investment trust distributions of less than $1 million may be invested in Class A shares of the Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

-- ELIGIBLE GOVERNMENTAL AUTHORITIES -- no sales charge or CDSC applies to investments by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

-- CLIENTS OF AN ADVISER OR SUBADVISER -- no sales charge or CDSC applies to investments of $25,000 or more in the Fund by (1) clients of an adviser or subadviser to any series of the Trusts, any director, officer or partner of a client of an adviser or subadviser to any series of the Trusts, and the parents, spouses and children of the foregoing; (2) any individual who is a participant in a Keogh or IRA plan under a prototype plan document of an adviser or subadviser to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser to any series of the Trusts. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

-- Shares of the Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used for those plans, including, but not limited to, those defined in Sections 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts." Investors may be charged a fee if they effect transactions through a broker or agent.

-- There is no sales charge, CDSC or initial investment minimum related to investments by current and retired employees of the Trusts' investment advisers and subadvisers, the Distributor, New England Life Insurance Company ("NELICO") or MetLife or any other company affiliated with NELICO or MetLife; current and former directors and trustees of the Trusts, NELICO or MetLife or their predecessor companies; agents and general agents of NELICO or MetLife and their insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the persons listed above; any trust, pension, profit sharing or other benefit plan for any of the foregoing persons; and any separate account of NELICO or MetLife or of any insurance company affiliated with NELICO or MetLife.

-- Shares of the Fund are available at net asset value for investments by participant-directed 401(a) and 401(k) plans that have 100 or more eligible employees.

-- Shares of the Fund are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

-- Shares of the Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM and/or Jurika & Voyles out of their own assets, or may be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

-- Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Fund at net asset value and without imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

                               OWNING FUND SHARES

Exchanging Among New
England Funds

CLASS A SHARES. Except as indicated in the next two sentences, you may exchange Class A shares of any series of the Trusts (and Class A shares of the Money Market Funds acquired through exchanges from any series of the Trusts) for Class A shares of any other series of the Trusts without paying a sales charge; such exchanges will be made at the next-determined net asset value of the shares. Class A shares of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York (the "California and New York Funds") (and shares of the Money Market Funds acquired through exchanges of such shares) may be exchanged for Class A shares of another series of the Trusts at net asset value only if you have held the California or New York Fund shares for at least six months; otherwise, you will pay the difference between any sales charge you have already paid on your California or New York Fund shares and the higher sales charge of the series into which you are exchanging. If you exchange Class A shares of New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund") (and shares of the Money Market Funds acquired through exchanges of such shares) for shares of another series of the Trusts that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your Adjustable Rate Fund shares and the higher sales charge of the series into which you are exchanging. In addition, you may redeem Class A shares of any Money Market Fund that were not acquired through exchanges from any series of the Trusts and have the proceeds directly applied to the purchase of shares of a series of the Trusts at the applicable sales charge.

CLASS B SHARES. You may exchange Class B shares of any series of the Trusts (and Class B shares of the Money Market Funds or Class A shares of the Money Market Funds which have not been subject to a previous sales charge) for Class B shares of any other series of the Trusts. Such exchanges will be made at the next-determined net asset value of the shares. Class B shares will automatically convert on a tax-free basis to Class A shares eight years after they are purchased (excluding the time the shares are held in a Money Market Fund). See "Sales Charges -- Class B Shares" above.

CLASS C SHARES. You may exchange Class C shares of any series of the Trusts for Class C shares of any other series of the Trusts which offers Class C shares or for Class A shares of the Money Market Funds.

TO MAKE AN EXCHANGE, please call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Fund is open for business, call New England Funds Personal Access Line(TM) at 1-800-346-5984 twenty-four hours a day or write to New England Funds. Exchange requests after 4:00 p.m. will be processed at the net asset value determined at the close of regular trading on the next day the Exchange is open. The exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), except that under the Automatic Exchange Plan the minimum is $100. All exchanges are subject to the minimum investment and eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must obtain and carefully read a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will record your instructions.

MARKET TIMER RESTRICTIONS. Purchases and exchanges into the Funds should be made for investment purposes only. Effective March 2, 1997, the Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) when such transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Without limiting the generality

AUTOMATIC
EXCHANGE
PLAN
The Fund has
an automatic
exchange plan
under which
shares of a
class of the
Fund are
automatically
exchanged each
month for
shares of the
same class of
other series of
the Trusts.
The minimum
monthly
exchange
amount under
the plan
is $100.
There is no fee
for exchanges
made pursuant
to this
program, but
there may be a
sales charge as
described on
this page.
Shares of
the Adjustable
Rate Fund
that are
subject to a
differential
sales charge as
described on
the page may
not participate
in this
program.

of the foregoing, the Funds and the Distributor reserve the right to restrict (e.g., by limiting to a specified maximum dollar amount) purchases and exchanges for the account of "market timers." An account will be deemed to be the account of a market timer if (i) more than two exchange purchases of a given Fund are effected for the account in a calendar quarter or (ii) the account effects one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1.00% of the Fund's total net assets.

For federal tax purposes, an exchange of shares from one series of the Trusts for shares of another series is considered to be a redemption and purchase and, therefore, is considered to be a taxable event on which you may recognize a gain or a loss.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

Fund Dividend Payments

The Fund pays dividends at least annually. The Fund pays as dividends substantially all net investment income (other than long-term capital gains) each year and distributes annually all net realized long- and short-term capital gains (after applying any available capital loss carryovers). The trustees of the Trust may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of the Fund shortly before it declares a dividend or a capital gain distribution, you should be aware that a portion of the purchase price may be returned to you as a taxable distribution.

You have the option to reinvest all distributions in additional shares of the same class of the Fund or in shares of the same class of other series of the Trusts, to receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or of the same class of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the Fund at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.
--------------------------------------------------------

--------------------------------------------------------
                            DIVIDEND DIVERSIFICATION
                                    PROGRAM

   You may also establish a dividend diversification program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value (without a sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain and carefully read a copy of that fund's prospectus.
--------------------------------------------------------

                              SELLING FUND SHARES

4 Ways to Sell Fund Shares

You may sell Class A, Class B and Class C shares of the Fund in the following ways:

[Profile Logo] Through your investment dealer:

Call your authorized investment dealer for information.

[Telephone Logo] By telephone:

You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:

Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Fund is open for business. Class A and Class C shares only may also be redeemed by calling New England Funds Personal Access Line(TM) at 1-800-346-5984 twenty-four hours a day. The proceeds (LESS ANY APPLICABLE CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System.

Mailed to Your Address of Record -- Shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Fund is open for business and requesting that a check for the proceeds (LESS ANY APPLICABLE CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to your address of record on the business day after your redemption request is received.

Through ACH -- Shares may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Fund is open for business or, for Class A and Class C shares only, call New England Funds Personal Access Line(TM) at 1-800-346-5984 twenty-four hours a day. The proceeds (LESS ANY APPLICABLE CDSC) generally will arrive at your bank within three business days; their availability will depend on your bank's particular rule.

Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

[Envelope Logo] By mail:

You may redeem your shares at their net asset value (LESS ANY APPLICABLE CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which you are signing (such as trustee, custodian, under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

If you hold certificates for your Class A shares, you must enclose them with your redemption request or your request will not be honored. The Fund recommends that certificates be sent by registered mail.

[Calendar Logo] By Systematic Withdrawal Plan:

You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account (based on the day you establish your plan). Redemption of shares pursuant to the Systematic Withdrawal Plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

GENERAL. Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00 p.m. (Eastern time) on the same day will receive that day's net asset value). Redemption proceeds (LESS ANY APPLICABLE
CDSC) will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order. However, in those cases where you have recently purchased your shares by check or an electronic funds transfer through the ACH system and you make a redemption request within 10 days after such purchase or transfer, the Fund may withhold redemption proceeds until the Fund knows that the check or the funds have cleared.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above.

Requests are processed at the net asset value next determined after the request is received.

Special rules apply with respect to redemptions under powers of attorney. Please call your investment dealer or the Distributor for more information.

Telephone redemptions are not available for tax qualified retirement plans or for Fund shares held in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Fund may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors. The Fund reserves the right to suspend account services or refuse transaction requests when notice has been received by the Fund of a dispute between the registered or beneficial owners of an account or there is a suspicion or evidence that a fraudulent act may result.

If NEFM or Jurika & Voyles determines, in its or their sole discretion, that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund, in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Fund's procedures for valuation described under "Fund Details -- How Fund Share Price Is Determined." Securities distributed by the Fund in kind will be selected by NEFM and Jurika & Voyles in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Fund's right to pay redemptions in kind is limited by an election made by the Fund under Rule 18f-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). See "Redemptions" in Part II of the Statement.

Repurchase Option

(Class A Shares Only)

You may apply your proceeds from the redemption of Class A shares of the Fund (without a sales charge) to the repurchase of Class A shares of any series of the Trusts. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege. You may reinvest the proceeds either by returning the redemption check or by sending your check for some or all of the redemption amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences (even if the proceeds are later reinvested). Please consult your tax adviser.

                                  FUND DETAILS

How Fund Share Price Is
Determined

The net asset value of the Fund is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on the Exchange on each day the Exchange is open. The Fund's holdings of equity securities are valued at the most recent sales prices on an applicable exchange or on the Nasdaq National Market System, or, in the case of unlisted securities (or listed securities which were not traded during the day), at the last quoted bid prices. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Securities traded primarily on an exchange outside the United States which closes before the close of the Exchange generally will be valued for purposes of calculating the Fund's net asset value at the last sale or bid price on that non-U.S. exchange, except that when an occurrence after the closing of that exchange is likely to have materially changed such a security's value, such securities will be valued at fair value as determined by or under the direction of the Trust's Board of Trustees as of the close of regular trading on the Exchange. An option that is written by the Fund generally will be valued at the last sale price or, in the absence of the last sale price, at the last offer price. A futures contract will be valued at the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term notes are valued at cost, or, where applicable, amortized cost, which method is intended to approximate market value. All other securities and assets of the Fund's portfolio are valued at their fair market value as determined in good faith by the subadviser of the Fund (or a pricing service selected by the sub-adviser) under the supervision of the Trust's Board of Trustees. The value of any assets for which the market price is expressed in terms of a foreign currency will be translated into U.S. dollars at the prevailing market rate on the date of the net asset value computation, or, if no such rate is quoted at such time, at such appropriate rate as may be determined by or under the direction of the Trust's Board of Trustees.

The net asset value per share of each class is determined by dividing the value of each class's securities (determined as explained above) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of the Fund's Class A shares is determined by adding the applicable sales charge to the net asset value. See "Buying Fund Shares -- Sales Charges" above. The public offering price of the Fund's Class B and Class C shares is the net asset value per share.

The price you pay for a share will be determined using the next set of calculations made after your order is accepted by New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading on the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) (or, under limited circumstances, such other time no later than 8:00 p.m. (Eastern time) as may be agreed upon between the dealer and the Distributor) to receive that day's public offering price.

                        CALCULATING THE PRICE OF SHARES

Total Market Value            Other        Any               Net Asset
of Portfolio Securities   +   Assets   -   Liabilities   =   Value (NAV)
------------------------------------------------------------------------
             Total Number of Outstanding Shares in a Class

THE PUBLIC OFFERING PRICE FOR CLASS A SHARES IS THE NAV PLUS THE APPLICABLE SALES CHARGE. THE PUBLIC OFFERING PRICE FOR CLASS B AND CLASS C SHARES IS THE NAV.

Income Tax Considerations

The Fund intends to meet all requirements of the Code necessary to qualify as a "regulated invest-ment company" (including certain diversification requirements) and thus does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or in additional shares. Unless you are a tax-exempt entity, your distributions derived from the Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. (A portion of these distributions may qualify for the dividends-received deduction for corporations.) Distributions designated by the Fund as deriving from net gains on securities held for more than one year but not more than 18 months ("28% Rate Gain") and from net gains on securities held for more than 18 months ("20% Rate Gain") are taxable to you as such, regardless of how long you have owned shares in the Fund. Both income distributions and Capital Gains Distributions are taxable whether you elect to receive them in cash or additional shares.

To avoid an excise tax, the Fund intends to distribute prior to calendar year-end virtually all the Fund's ordinary income earned during that calendar year, and virtually all of the capital gain net income the Fund realized during the twelve months ending October 31 but has not previously distributed. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31 of the year in which declared.

The Fund is required to withhold 31% of all income dividends and Capital Gains Distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past or if you fail to certify to the Fund that you are not subject to such withholding. In addition, the Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these back-up withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from the Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The foregoing is a summary of certain federal income tax consequences of an investment in the Fund for shareholders who are U.S. citizens or corporations. Shareholders should consult a competent tax adviser as to the effect of an investment in the Fund on their particular federal, state and local tax situations.

The Fund's Expenses

In addition to the management fee paid to its adviser, the Fund pays all expenses not borne by its adviser or subadviser or the Distributor, including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent trustees, 12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings, preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees who are not directors, officers or employees of NELICO or MetLife or their affiliates, other than affiliated registered investment companies. Certain expenses may be allocated differently between the Fund's Class A, Class B and Class C shares, on the one hand, and its Class Y shares, on the other hand. (See "Additional Facts about the Fund" below.)

Under Service Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. In the case of Class B shares, the Distributor pays investment dealers at the time of sale the first year's service fee, in the amount of up to 0.25% of the amount invested. The Class A service fee is payable only to reimburse the Distributor for amounts it pays or expends in connection with the provision of personal services to investors and/or the maintenance of shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the Service Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect.

The Fund's Class B and C shares also pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the Fund's Class B and C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares. The Distributor retains the balance of the fee as compensation for its services as distributor of the Fund's Class B and Class C shares.

In addition, the Distributor performs certain accounting and administrative services for the Fund. For those services the Fund reimburses the Distributor for all or part of its expenses of providing these services to the Fund, which includes the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing, financial reporting and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation materials furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) registration, filing and other fees in connection with requirements of regulatory authorities.

Performance Criteria

The Fund may include total return information for each class of shares in advertisements or other written sales material. The Fund will show each class's average annual total return for the one-, five- and ten-year periods (or the life of the Fund, if shorter) through the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of Class B and C shares, imposition of the CDSC relevant to the period quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect during the relevant period. The Fund or classes may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return will be higher.

All performance information is based on past results and is not an indication of likely future performance.

Additional Facts About
the Fund

-- The Trust was organized in 1995 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Fund is a newly organized series of the Trust.

-- When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual dividends as determined by the trustees of the Trust and to cast a vote for each share you own at shareholder meetings. Shares of the Fund vote separately from shares of other series of the Trust, except as otherwise required by law. Shares of all classes of the Fund vote together, except as to matters relating to a class's Rule 12b-1 plan, on which only shares of that class are entitled to vote. No Rule 12b-1 plan applies to the Class Y shares of the Fund.

-- Except for matters that are explicitly identified as "fundamental" in this Prospectus or the Statement, the investment policies of the Fund may be changed by the trustees of the Trust without shareholder approval or, in most cases, prior notice. The investment objective of the Fund is not fundamental. If there is a change in the Fund's objective, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.

-- The Fund offers Class Y shares to certain qualified investors. Class Y shares are identical to Class A, Class B and Class C shares, except that Class Y shares have no sales charge or CDSC, bear no Rule 12b-1 fees and have separate voting rights in certain circumstances. Class Y shares may bear their own transfer agency and prospectus printing costs and, if so, will not bear any portion of those costs relating to other classes of shares.

-- The Trust does not generally hold regular shareholder meetings and will do so only when required by law. Shareholders of the Trust may remove the trustees of the Trust from office by votes cast at a shareholder meeting or by written consent.

-- The transfer and dividend paying agent for the Fund is New England Funds
   Service Corporation, 399 Boylston Street, Boston, MA 02116. New England Funds Service Corporation has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

-- If the balance in your account with the Fund is less than a minimum amount set by the trustees of the Trust from time to time (currently $1,000 for all accounts except as indicated below), the Fund may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in the Fund's net asset value per share.

-- The Fund's annual report contains additional performance information and is available upon request and without charge. The Fund will send a single copy of its annual and semi-annual reports to an address to which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semi-annual report in writing or by telephone.

-- The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded.

-- Summit Cash Reserves Fund (the "Cash Fund"), a series of Financial
   Institutions Series Trust, is related to the Fund for purposes of investment and investor services. Shares of all classes of the Fund may be exchanged for shares of the Cash Fund at net asset value. If shares of the Fund that are exchanged for shares of the Cash Fund are subject to a CDSC, the holding period for purposes of determining expiration of the CDSC will stop and resume only when an exchange is made back into shares of a series of the Trusts. If Fund shares subject to a CDSC are exchanged for Cash Fund shares and the Cash Fund shares are later redeemed rather than being exchanged back into shares of a series of the Trusts, then a CDSC will apply at the same rate as if the Fund shares were redeemed at the time of the exchange.

-- The trustees of the Trust have the authority without shareholder approval to issue other classes of shares of the Fund that represent interest in the Fund's portfolio but that have different sales load and fee arrangements.

                               GLOSSARY OF TERMS

Capital gain distributions -- Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gain distributions are usually paid once a year.

Contingent deferred sales charge (CDSC) -- A fee that may be charged when a shareholder sells fund shares.

Distribution fee -- An annual asset-based sales charge that is used to pay for sales-related expenses.

Income Distributions -- Payments to shareholders resulting from interest or dividend income earned by a fund's portfolio.

Mutual fund -- The pooled assets of a group of investors, professionally managed in pursuit of a specific objective.

Net asset value (NAV) -- The market value of one share of a mutual fund on any given day without sales charge or CDSC. Determined by dividing the fund's total net assets by the number of fund shares outstanding.

New England Funds, L.P. -- The distributor and transfer agent of the New England Funds.

New England Funds Management, L.P. -- The investment adviser to the New England Funds.

Open end management investment company -- A mutual fund that allows investors to redeem fund shares directly from the fund company on any business day.

Public offering price -- The price of one share of a mutual fund, including its initial sales charge, if there is one.

Record date -- The date on which mutual fund investors must own a fund's shares to be eligible to receive specific income or capital gain distributions.

Service fee -- Payments by the fund to a fund's distributor or a financial representative for personal services to investors and/or for maintenance of shareholder accounts.

Total return -- The change in value of an investment in a fund over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Total return is expressed as a percentage.

Yield -- The rate at which a fund earns income, expressed as a percentage. Yield calculations are standardized among mutual funds, based on a formula developed by the SEC.

12b-1 fees -- Fees paid by a mutual fund under a plan adopted under the 1940 Act Rule 12b-1. They can include both distribution fees and service fees.

                           Printed on Recycled Paper                   XE51-0997

[New England Funds(R) Logo]

--------------------------------------------------------------------------------

NEW ENGLAND BULLSEYE FUND
Prospectus and Application
March 31, 1998

New England Bullseye Fund (the "Fund") is a newly organized, non-diversified and actively managed mutual fund and is a series of New England Funds Trust III (the "Trust"), a registered open-end management investment company.

The Fund's investment objective is long-term capital growth. The Fund intends to pursue its investment objective by investing primarily in equity securities. There can be no assurance that the Fund will achieve its objective, which may be changed without shareholder approval.

The Fund offers four classes of shares: Class Y (for qualified institutional investors) and Classes A, B and C (for other investors). This prospectus sets forth information investors should know before investing in Class Y shares. Please read it carefully and keep it for future reference. A statement of additional information (the "Statement") about the Fund dated March 31, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P. (the "Distributor"), SAI Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Fund and is incorporated into this prospectus by reference. Class A, B and C shares of the Fund are described in a separate prospectus. To obtain more information about Class A, B and C shares, please call the Distributor toll-free at 1-800-225-5478.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

For general
information on
the Fund or any
of its services
and for assis-
tance in opening
an account,
contact your
investment
dealer or call
the Distributor
toll free at
1-800-225-5478.

                               TABLE OF CONTENTS

  Page
        FUND EXPENSES
     1  Schedule of Fees
  ----------------------------------------------------------------------------------------------------
        INVESTMENT STRATEGY
     2  How the Fund Pursues Its Investment Objective
  ----------------------------------------------------------------------------------------------------
     3  INVESTMENT RISKS
  ----------------------------------------------------------------------------------------------------
     7  FUND MANAGEMENT
  ----------------------------------------------------------------------------------------------------
        BUYING FUND SHARES
     9  Minimum Investment
     9  Ways to Buy Fund Shares
        - By wire transfer
        - By mail
  ----------------------------------------------------------------------------------------------------
        OWNING FUND SHARES
    12  Exchanging Among New England Funds
    12  Fund Dividend Payments
  ----------------------------------------------------------------------------------------------------
        SELLING FUND SHARES
    14  Ways to Sell Fund Shares
        - By telephone
        - By mail
  ----------------------------------------------------------------------------------------------------
        FUND DETAILS
    16  How Fund Share Price is Determined
    16  Income Tax Considerations
    17  Performance Criteria
    18  Additional Facts About the Fund
    20  Glossary of Terms

                                SCHEDULE OF FEES

Expenses are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transaction costs from investing in the Fund and estimated annual expenses for the Fund. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund for the periods specified.

SHAREHOLDER TRANSACTION EXPENSES

                                                                                                                          CLASS Y
                                                                                                                          -------
Maximum Initial Sales Charge Imposed on a Purchase....................................................................      None
Maximum Contingent Deferred Sales Charge..............................................................................      None

ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                                                          CLASS Y
                                                                                                                          -------
Management Fees (after voluntary fee deferral and expense reduction)..................................................      0.70%
12b-1 Fees............................................................................................................      None
Other Expenses*.......................................................................................................      0.80%
Total Fund Operating Expenses (after voluntary fee deferral and expense reduction)....................................      1.50%

* Other expenses are based on estimated expenses for the Fund's first fiscal year.

The Fund's adviser and subadviser have voluntarily agreed, until December 31, 1998, to defer, on a pro rata basis, their respective management fees and, if necessary, NEFM has agreed to bear certain expenses associated with operating the Fund, to the extent necessary to limit the Fund's total operating expenses to an annual rate of 1.50% of the Fund's average net assets for Class Y shares. Without the voluntary fee deferral and expense reduction by the Fund's adviser and subadviser, Management Fees, Other Expenses and Total Fund Operating Expenses would be 0.95%, 0.80% and 1.75% for Class Y shares. See "Fund Management."

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) unless otherwise indicated, redemption at period end. The 5% annual return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which may be more or less than those shown.

                                                                                                               CLASS Y
1 year.....................................................................................................     $  --
----------------------------------------------------------------------------------------------------------------------
3 years....................................................................................................     $  --
----------------------------------------------------------------------------------------------------------------------

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Fund. For additional information about the Fund's fees and other expenses, please see "Fund Management," "The Fund's Expenses" and "Additional Facts About the Fund."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

                              INVESTMENT STRATEGY

The Fund's objective is long-term capital growth.

How the Fund Pursues
Its Investment Objective

The Fund intends to pursue its investment objective by assembling a portfolio of from 15 to 20 stocks. The Fund looks to invest in stocks that represent ownership of quality businesses whose equity, the sub-adviser believes, is undervalued based on their current operations and price earnings multiples relative to the market average. The businesses must also possess significant potential or a catalyst for future earnings growth in the judgement of the sub-adviser.

In selecting stocks for the Fund, the sub-adviser also considers other factors, including: Competitive advantage -- what is it that a business does better; does a business have better products or services, or are they the lowest cost provider?; Clear business focus -- does the company follow a consistent and focused line of business, within a defined niche or segment of a broad market?; Financial Health -- does the business have stronger cash flows, less debt, stronger balance sheets, and higher returns on equity than the market average (as measured by the Standard & Poor's Composite Index of 500 Stocks [the "S&P 500"])?; and Quality Management -- does the business have experienced managers with little turnover and a long track record, as well as substantial equity ownership positions? Although the sub-adviser seeks companies that have all of these characteristics, there is no assurance that every company in which the Fund invests will have all of these characteristics.

The sub-adviser believes the targeted strategy used by the Fund allows investors to best capitalize on its in-depth fundamental research. The targeted approach allows investors to own a small number of well-researched companies rather than a more broad portfolio holding a significantly greater number of stocks. The targeted portfolio allows the sub-adviser to select only the stocks it considers to have the greatest potential for future return than a broader portfolio holding a significantly greater number of stocks would allow. The Fund may invest in stocks with different levels of market capitalization and different industry focuses.

Due to the highly undiversified nature of the Fund, the performance may deviate significantly from the market. Nondiversified portfolios, such as the Fund's, should exhibit more volatility and thus more risk than the market. By attempting to capitalize on this risk in conjunction with strong stock selection, the Fund's sub-adviser will attempt to earn greater returns than the S&P 500 over the long term, although this result cannot be assured.

The Fund will invest primarily in common stocks, but also may invest in other equity securities including convertible preferred stock, convertible debt securities and warrants. The Fund may also invest up to 20% of its total assets in foreign securities, but will limit its investment in securities of the issuers of any one foreign country to 10% of its total assets. There are no assurances that the Fund will achieve its investment objective and the Fund may change its investment objective without shareholder approval.

                                INVESTMENT RISKS

It is important to understand the following risks inherent in the Fund before you invest.

-- LACK OF DIVERSIFICATION

   As a non-diversified mutual fund, the Fund is able to take larger positions in a smaller number of companies than a comparable diversified fund. Therefore, the value of the Fund will likely be subject to greater fluctuations than a diversified fund as a result of any change in the value of one or more equity securities or other instruments in its portfolio.

-- EQUITY SECURITIES

   Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company, and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock). While offering greater potential for long-term growth, equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. The Fund may invest in equity securities of companies with small and medium market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See "Small and Medium Market Capitalization Companies" below. The Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

   The Fund may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities. The value of convertible securities that pay dividends or interest, like the value of other fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

-- SMALL AND MEDIUM MARKET CAPITALIZATION COMPANIES

   The Fund, in the discretion of its sub-adviser, may invest without limit in the securities of companies of small and medium market capitalization. Investments in such companies will generally entail greater risk than is usually associated with larger, more well established companies. Small and medium market capitalization companies tend to have smaller revenues, narrower product lines, less management depth and experience, and smaller market shares of their products or services than larger capitalization companies. In many instances, the frequency and volume of trading in small and medium market capitalization companies is substantially less than is typical of larger capitalization companies. Therefore, the securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or than market averages in general. The net asset value of funds that invest in companies with small and medium capitalization therefore may fluctuate more widely than market averages.

-- FOREIGN SECURITIES

   Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

   Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

   In addition, although the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated by the Fund (but not exchanged) into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency, of such expenses, at the time they were incurred.

   There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

   The Fund may invest in foreign equity securities either by purchasing such securities directly or by purchasing "depository receipts." Depository receipts are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank. Depository receipts can be either "sponsored" or "unsponsored." Sponsored depository receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored depository receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored depository receipts.

   In determining whether to invest in securities of foreign issuers, the subadviser of the Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

-- FOREIGN CURRENCY

   The Fund's portfolio may include securities denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such securities is generally paid to the Fund in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund's portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund's assets and on the net investment income available for distribution may be favorable or unfavorable.

   The Fund may incur costs in connection with conversions between various currencies. In addition, the Fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Fund declares and pays a dividend, or between the time when the Fund accrues and pays an operating expense in U.S. dollars.

-- SECURITIES LENDING

   The Fund may lend its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's total assets (taken at current value). Any voting rights or rights to consent relating to the loaned securities pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

-- REPURCHASE AGREEMENTS

   Under a repurchase agreement, the Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has the right to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the SEC is currently of the view that repurchase agreements maturing in more than 7 days are illiquid.

-- MISCELLANEOUS

   The Fund will not invest more than 15% of its assets in "illiquid securities," that is, securities which are not readily resalable, which may include securities whose disposition is restricted by federal securities laws.

   The Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities are treated as illiquid, unless the Fund's subadviser has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid. Investment in restricted or other illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time. Also, the Fund may incur expenses, losses or delays in the process of registering restricted securities prior to resale.

   The Fund may purchase securities on a "when-issued" or "delayed-delivery" basis. This means that the Fund enters into a commitment to buy the security before the security has been issued, or, in the case of a security that has already been issued, to accept delivery of the security on a date beyond the usual settlement period. If the value of a security purchased on a "when-issued" or "delayed-delivery" basis falls or market rates of interest increase between the time the Fund commits to buy the security and the delivery date, the Fund may sustain a loss in value of the security. For more information on "when-issued" and "delayed-delivery" securities, see the Statement.

   The Fund does not trade actively for short-term profits. Therefore, the Fund does not purchase securities with the intention of engaging in short-term trading. The Fund, however, will sell any particular security and reinvest the proceeds when it is deemed prudent by the Fund's subadviser, regardless of the length of the holding period. This policy may result in higher securities transaction costs than if the Fund were to follow a policy of holding all securities for a longer period of time. To the extent that this policy results in gains on investments, the Fund will make distributions to its shareholders, which may accelerate the shareholders' tax liabilities. The Fund's portfolio turnover rate is not expected to exceed 150% during its initial year of operation, although the actual rate could be higher. The Fund's investments in options and futures contracts that mature in less than one year are excluded for purposes of computing the Fund's turnover rate.

                                FUND MANAGEMENT

New England Funds Management, L.P. ("NEFM"), 399 Boylston Street, Boston, Massachusetts 02116, serves as the Fund's adviser, and has delegated day-to-day portfolio management responsibility to the Fund's subadviser, Jurika & Voyles, L.P. ("Jurika & Voyles"), Lake Merritt Plaza, 1999 Harrison, Suite 700, Oakland, California 94612. Founded in 1983 by William K. Jurika and Glenn C. Voyles, the firm has discretionary management authority with respect to approximately $7 billion of assets for various clients including corporations, pension plans, 401(k) plans, profit sharing plans, trusts and estates, foundations and charitable endowments, mutual funds and individuals.

William K. Jurika and Peter Goetz are primarily responsible for the day-to-day management of the Fund. Messrs. Jurika and Goetz manage the Fund's portfolio in accordance with company research provided by the Jurika & Voyles research department, and report to the Investment Committee, which has final responsibility for all Jurika & Voyles investments on behalf of its clients. Members of the Investment Committee include Mr. Jurika, Mr. Goetz, James Christensen, Karl Mills, Guy Elliffe and Paul Meeks. Mr. Jurika has been associated with Jurika & Voyles since its founding in 1983. Mr. Goetz joined Jurika & Voyles in 1996, prior to which he spent nine years as Portfolio Manager in the Private Asset Division of Bank of America.

NEFM oversees, evaluates and monitors Jurika & Voyles' provision of subadvisory services to the Fund and provides general business management and administration to the Fund. The Fund pays NEFM a management fee at the annual rate of 0.95% of the first $200 million of the Fund's average daily net assets, 0.90% of the next $300 million of such assets and 0.85% of such assets in excess of $500 million. This fee rate payable by the Fund is higher than that paid by most other mutual funds, but is believed to be appropriate for the services received by the Fund and to be comparable to fees paid by some other mutual funds investing in a manner similar to the Fund. NEFM pays Jurika & Voyles a sub-advisory fee at an annual rate of 0.570% of the first $200 million of the average daily assets of the Fund, 0.500% for the next $300 million of such assets and 0.430% of such assets in excess of $500 million. In addition, under a fee deferral arrangement and an expense reimbursement arrangement, NEFM and Jurika & Voyles have agreed, until December 31, 1998, to defer on a pro rata basis, their respective management and subadvisory fees for the Fund and, if necessary, NEFM has agreed to bear certain expenses associated with the Fund to the extent necessary to limit the Fund's expenses to the annual rate of 1.50% for Class Y shares, subject to the obligation of the Fund to pay NEFM and or Jurika & Voyles such deferred fees in later periods to the extent that the Fund's expenses fall below the annual rate of 1.50% for Class Y shares; provided, however, that the Fund is not obligated to pay any such deferred fees more than two years after the end of the fiscal year in which the fee was deferred.

The general partners of each of NEFM, Jurika & Voyles and the Distributor are special purpose corporations that are indirect, wholly-owned subsidiaries of New England Investment Companies, L.P. ("NEIC"). NEIC's sole general partner, New England Investment Companies, Inc., is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife").

In placing portfolio transactions for the Fund, Jurika & Voyles seeks the most favorable price and execution available. Subject to applicable regulatory restrictions and such policies as the Trust's trustees may adopt, Jurika & Voyles may consider sales of shares of the Fund and other mutual funds that it manages as a factor in the selection of broker-dealers to effect portfolio transactions for the Fund.

NEFM provides executive and other personnel for the management of the Trust. The Trust's Board of Trustees supervises the affairs of the Trust as conducted by NEFM and Jurika & Voyles.

The Fund has received an exemptive order from the SEC to permit NEFM, subject to certain conditions, to enter into subadvisory agreements with sub-advisers other than the existing sub-adviser of the Fund when approved by the Board of Trustees, without obtaining shareholder approval. The exemptive order also permits, without shareholder approval, the terms of an existing subadvisory agreement to be changed or the employment of an existing subadviser to be continued after events that would otherwise cause an automatic termination of a subadvisory agreement, when such changes or continuation are approved by the Trust's Board of Trustees. Shareholders would be notified of any sub-adviser changes.

                               BUYING FUND SHARES

Minimum Investment

Class Y shares of the Fund may be purchased by other mutual funds, endowments, foundations, bank trust departments or trust companies. The minimum initial investment is $1 million for these entities, and $10,000 is the minimum for each subsequent investment. Class Y shares may also be purchased by plan sponsors of 401(a), 401(k), 457 or 403(b) plans ("Retirement Plans") that have total investment assets of at least $10 million, and by NELICO or MetLife and any other insurance company affiliated with NELICO or MetLife or any of their successor entities (purchases by these entities referred to as, "Insurance Company Accounts"). Plan sponsors' investment assets in multiple Retirement Plans can be aggregated for purposes of meeting this minimum. Class Y shares may also be purchased by any separate account of NELICO or MetLife, any other insurance company affiliated with NELICO or MetLife ("Separate Accounts"). Class Y shares may also be purchased by wrap fee programs of certain broker-dealers as to which no service or marketing fees are paid to broker-dealers by the Fund, NEFM or the Distributor ("Wrap Fee Programs"). There is no minimum initial or subsequent investment amount for Retirement Plans, Separate Accounts, Insurance Company Accounts or Wrap Fee Programs. Investments in the Fund may also be made by certain individual retirement accounts if the amounts invested represent rollover distributions from investments by any of the Retirement Plans of amounts invested in the Fund. The Distributor serves as the principal underwriter of the Fund's shares. Shares may be purchased on any day when the New York Stock Exchange (the "Exchange") is open for business (a "business day"). Investors should contact New England Funds before attempting to place an order for Fund shares. The Fund and the Distributor reserve the right at any time to reject a purchase order.

Class Y shares of the Fund may, at the discretion of NELICO, be purchased on behalf of agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries in connection with deferred compensation plans offered by NELICO ("NELICO Deferred Compensation Plan Accounts"). There is no minimum initial or subsequent investment amount for NELICO Deferred Compensation Plan Accounts.

Class Y shares of the Fund may be purchased through Wrap Fee Programs offered by certain broker-dealers. Such Wrap Fee Programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer that offers Class Y shares through a Wrap Fee Program is responsible for transmitting to its customer a schedule of fees and other information regarding any conditions and restrictions which may be imposed by the broker-dealer on a participant in its Wrap Fee Program. Shareholders who are customers of broker-dealers should contact their broker-dealer for information regarding the fees associated with the Wrap Fee Program and the conditions and restrictions which the broker-dealer may impose. In the event that a participant who purchased Class Y shares of a Fund through a Wrap Fee Program should terminate the wrap fee arrangement with the broker-dealer, then the Class Y shares will, at the discretion of the broker-dealer, automatically be converted to a number of Class A shares of the same Fund having the same net asset value as the shares converted, and the broker-dealer may thereafter be entitled to receive from that Fund an annual service fee of 0.25% of the value of the Class A shares owned by that shareholder.

Class Y shares of the Fund may be purchased through an omnibus account by investment advisers, financial planners, broker-dealers or other intermediaries who have entered into a service agreement with the Fund ("Service Accounts"). Shareholders who purchase shares through a Service Account may be charged a fee if they effect transactions through such parties and should contact such parties for information regarding such fees. There is no minimum initial or subsequent investment amount for Retirement Plans, Separate Accounts, Insurance Company Accounts, Wrap Fee Programs or Service Accounts.

Ways To Buy Fund Shares

A shareholder may purchase Class Y shares for cash on any business day by the two methods described below:

[Wire Logo] By wire transfer:

PRIOR TO AN INITIAL INVESTMENT, obtain an account number and wire transfer instructions by calling

1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. All funds should be transmitted to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit Bullseye Fund Class Y shares, Shareholder Name, and Shareholder Account Number.

[Envelope Logo] By mail:

FOR AN INITIAL INVESTMENT, simply complete the attached application and return it with a check payable to New England Funds and mailed to New England Funds, P.O. Box 8551, Boston, MA 02266-8551. All purchases made by check should be in U.S. dollars and made payable to New England Funds, or, in the case of a retirement account, the custodian or trustee. Third party checks will generally not be accepted except under certain circumstances approved by the Distributor. When purchases are made by check, redemptions may not be allowed until the investment being redeemed has been in the account for a minimum of ten calendar days.

Class Y shares of the Fund may also be purchased by exchanging securities on deposit with a custodian acceptable to the sub-adviser of the Fund, or by a combination of such securities and cash. Purchase of shares of the Fund in exchange for securities is subject in each case to the determination by the Fund's sub-adviser that the securities to be exchanged are acceptable for purchase by the Fund. Securities accepted by the Fund's sub-adviser in exchange for Fund shares will be valued in the same manner as the Fund's assets (generally the last quoted sales price), as described below under "Fund
Details -- How Fund Share Price Is Determined," as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling 1-800-225-5478.

The Fund's sub-adviser will not approve the acceptance of securities in exchange for shares of the Fund it manages unless (1) the sub-adviser, in its sole discretion, believes the securities are appropriate investments for the Fund;
(2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, as amended, or otherwise; (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions; and (4) the securities have a value which is readily ascertainable (not established by evaluation procedures alone) as evidenced by a listing on the New York Stock Exchange, the American Stock Exchange, NASDAQ or the principal securities exchange of countries in which the Fund may invest. No investor owning 5% or more of the Fund's shares may purchase additional Fund shares by exchange of securities (other than by exchanging shares of other New England Funds).

GENERAL

The purchase price of shares of the Fund is the net asset value next determined after a purchase order is received in good order by New England Funds. For purposes of calculating the purchase price of Fund shares, a purchase order is considered received by the Fund on the day that it is "in good order" unless it is rejected by the Fund. For a purchase order to be "in good order" on a particular day, in the case of a purchase of Fund shares in exchange for securities, the investor's securities must be placed on deposit at a depository acceptable to the Fund's sub-adviser by 4:00 p.m. (Eastern time) and, in the case of a cash investment, Federal funds must be wired to the Fund between 9:00 a.m. and 4:00 p.m. (Eastern time) or a check for the purchase price of the shares, accompanied by a completed application, must have been received by New England Funds before 4:00 p.m. (Eastern time) on that day. Orders received after 4:00 p.m. (Eastern time) will receive the next day's price.

Purchases will be made in full and fractional Class Y shares calculated to three decimal places. The shareholder will receive a statement of Fund shares owned following each transaction. Investors will not receive certificates representing Class Y shares. The Fund and the Distributor reserve the right at any time to reject a purchase order.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Fund (including in some cases, exclusively to New England Securities Corporation, a broker-dealer affiliate of the Distributor, and MetLife). In some instances, additional compensation is provided to certain dealers who achieve sales goals or who may sell significant amounts of shares.

                               OWNING FUND SHARES

Exchanging Among New

England Funds

You may exchange Class Y shares of the Fund or any other series of New England Funds Trust I, New England Funds Trust II and New England Funds Trust III (the "Trusts") for Class Y shares of any other series of the Trusts which offers Class Y shares or for Class A shares of New England Cash Management Trust Money Market Series or New England Tax Exempt Money Market Trust (the "Money Market Funds"). Agents, general agents, directors and senior officers of NELICO and its insurance company subsidiaries may, at the discretion of NELICO, elect to exchange Class Y shares of any series of the Trusts in a NELICO Deferred Compensation Plan Account for Class A shares of any other series of the Trusts which do not offer Class Y shares. Class A shares of any series of the Trusts in a NELICO Deferred Compensation Plan Account may also be exchanged for Class Y shares of any series of the Trusts. To obtain a prospectus and more information about Class A shares, please call the Distributor toll free at 1-800-225-5478.

TO MAKE AN EXCHANGE, please call 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business or write to New England Funds. Exchange requests after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes earlier than 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open. All exchanges are subject to the eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must obtain and carefully read a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon telephone instructions, will provide shareholders with written confirmations of such transactions and will record your instructions.

MARKET TIMER RESTRICTIONS. Purchases and exchanges into the Funds should be made for investment purposes only. Effective March 2, 1997, the Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) when such transaction is deemed harmful to the best interests of the Fund's other shareholders or would disrupt the management of the Fund. Without limiting the generality of the foregoing, the Funds and the Distributor reserve the right to restrict (e.g., by limiting to a specified maximum dollar amount) purchases and exchanges for the account of "market timers." An account will be deemed to be the account of a market timer if (i) more than two exchange purchases of a given Fund are effected for the account in a calendar quarter or (ii) the account effects one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1.00% of the Fund's total net assets.

For federal tax purposes, an exchange of shares of one series of the Trusts for shares of another series is considered to be a redemption and purchase and, therefore, is considered to be a taxable event on which you may recognize a gain or loss.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

Fund Dividend Payments

The Fund pays dividends at least annually. The Fund pays as dividends substantially all net investment income (other than long-term capital gains) each year and distributes annually all net realized long- and short-term capital gains (after applying any available capital loss carryovers). The trustees of the Trust may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of the Fund shortly before it declares a dividend or capital gain distribution, you should be aware that a portion of the purchase price may be returned to you as a taxable distribution.

You have the option to reinvest all distributions in additional Class Y shares of the Fund or in Class Y shares of other series of the Trusts, to receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional Class Y shares of the Fund or of other series of the Trusts, or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in Class Y shares of the respective Fund at net asset value unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

--------------------------------------------------------
                            DIVIDEND DIVERSIFICATION
                                    PROGRAM
--------------------------------------------------------
   You may also establish a dividend diversification program, which allows you to have all dividends and any other distributions automatically invested in Class Y shares of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected fund's net asset value on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain and carefully read a copy of that fund's prospectus.
--------------------------------------------------------

                              SELLING FUND SHARES

Ways to Sell Fund Shares

You may sell Class Y shares of the Fund in the following ways:

[Telephone Logo] By telephone:

You may redeem (sell) shares by telephone for cash by the two methods described below:

Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business. The proceeds generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System.

Mailed to Your Address of Record -- Shares may be redeemed by calling 1-800-225-5478 between 8:00 a.m. and 7:00 p.m. (Eastern time) on a day when the Funds are open for business and requesting that a check for the proceeds be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to your address of record on the business day after your redemption request is received.

Redemption requests accepted after 4:00 p.m. (Eastern time), or after the Exchange closes if it closes before 4:00 p.m., will be processed at the net asset value determined at the close of regular trading on the next day that the Exchange is open.

[Envelope Logo] By mail:

You may redeem your shares at their net asset value next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record or wired to your bank account. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which they are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

GENERAL. Redemption requests will be effected at the net asset value next determined after the redemption request is received in proper form by State Street Bank and Trust Company ("State Street Bank"). Redemption proceeds will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order. However, in those cases where you have recently purchased your shares by check and you make a redemption request within 10 days after such purchase or transfer, the Fund may withhold redemption proceeds until the Fund knows that the check has cleared (which may take up to 15 days).

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above.

Requests are processed at the net asset value next determined after the request is received.

Special rules apply with respect to redemptions under powers of attorney. Please call the Distributor for more information.

Telephone redemptions are not available for tax qualified retirement plans or for Fund shares in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Funds may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors. The Fund reserves the right to suspend account services or refuse transaction requests when notice has been received of a dispute between the registered or beneficial owners of an account or there is a suspicion or evidence that a fraudulent act may result.

If a Fund's adviser or sub-adviser determines, in its or their sole discretion, that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund, in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Fund's procedures for valuation described under "Fund Details -- How Fund Share Price Is Determined." Securities distributed by the Fund in kind will be selected by NEFM and the Fund's sub-adviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Fund's right to pay redemptions in kind is limited by an election made by the Fund under Rule 18f-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). See "Redemptions" in Part II of the Statement.

                                  FUND DETAILS

How Fund Share Price Is

Determined

The net asset value of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. [Eastern time]) on the Exchange on each day that the Exchange is open for trading. The Fund's holdings of equity securities are valued at the most recent sales prices on an applicable exchange or NASDAQ, or, in the case of unlisted securities (or listed securities which were not traded during the day), at the last quoted bid prices. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Securities traded primarily on an exchange outside the United States except equity securities traded on the London Stock Exchange ("British Equities"), which closes before the close of the Exchange, generally will be valued for purposes of calculating the Fund's net asset value at the last sale or bid price on that non-U.S. exchange, except that when an occurrence after the closing of that exchange is likely to have materially changed such a security's value, such security will be valued at fair value as determined by or under the direction of the Trust's Board of Trustees as of the close of regular trading on the Exchange. British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. An option that is written by the Fund generally will be valued at the last sale price or, in the absence of the last sale price, the last offer price. A futures contract will be valued at the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term notes are valued at cost, or, where applicable, amortized cost, which method is intended to approximate market value. All other securities and assets of the Fund's portfolio are valued at their fair value as determined in good faith by the adviser or subadviser of the Fund (or pricing service selected by the adviser or sub-adviser) under the supervision of the Trust's Board of Trustees. The value of any assets for which the market price is expressed in terms of a foreign currency will be translated into U.S. dollars at the prevailing market rate on the date of the net asset value computation, or, if no such rate is quoted at such time, at such other appropriate rate as may be determined by or under the direction of the Trust's Board of Trustees.

The net asset value per share of each class is determined by dividing the value of each class's securities (determined as explained above) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of the Fund's Class Y shares is the net asset value per share.

The price you pay for a share will be determined using the next set of calculations made after your order is accepted by New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading on the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) (or, under limited circumstances, such other time no later than 8:00 p.m. (Eastern time) as may be agreed upon between the dealer and the Distributor) to receive that day's public offering price.

Income Tax Considerations

The Fund intends to meet all requirements of the Code necessary to qualify as a "regulated investment company" (including certain diversification requirements) and thus does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or in additional shares. Unless you are a tax-exempt entity, your distributions derived from a Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. (A portion of these distributions may qualify for the dividends-received deduction for corporations.) Distributions designated by the Fund as deriving from net gains in securities held for more than one year but not more than 18 months ("28% Rate Gain") and from net gains on securities held for more than 18 months ("20% Rate Gain") are taxable to you as such, regardless of how long you have owned shares in the Fund. Both income distributions and Capital Gains Distributions are taxable whether you elected to receive them in cash or additional shares.

To avoid an excise tax, the Fund intends to distribute prior to calendar-year end virtually all the Fund's ordinary income earned during that calendar year, and virtually all of the capital gain net income the Fund realized during the twelve months ending October 31 but has not previously distributed. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31 of the year in which declared.

The Fund is required to withhold 31% of all income dividends and Capital Gains Distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past or if you fail to certify to the Fund that you are not subject to such withholding. In addition, the Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from the Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The Fund may be liable to foreign governments for taxes relating primarily to investment income or capital gains on foreign securities in the Fund's portfolio.

The foregoing is a summary of certain federal income tax consequences of an investment in the Fund for shareholders who are U.S. citizens or corporations. Shareholders should consult a competent tax adviser as to the effect of an investment in the Fund on their particular federal, state and local tax situations.

In addition, the Distributor performs certain accounting and administrative services for the Fund. For those services, the Fund reimburses the Distributor for all or part of its expenses of providing these services to the Fund, which includes the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing, financial reporting and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation materials furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) registration, filing and other fees in connection with requirements of regulatory authorities.

Performance Criteria

The Fund may include total return information for each class of shares in advertisements or other written sales material. The Fund may show each class's average annual total return for the one-, five- and ten-year periods (or the life of the class, if shorter) through the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of Class B shares, imposition of the CDSC relevant to the period quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the class in question during the relevant period. The class may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return will be higher.

As a result of lower operating expenses, Class Y shares of the Fund can be expected to achieve a higher investment return than the Fund's Class A, B or C shares.

All performance information is based on past results and is not an indication of likely future performance.

Additional Facts About
the Fund

-- The Trust was organized in 1995 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Fund is a newly organized series of the Trust.

-- When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual dividends as determined by the respective trustees of the Trust and to cast a vote for each share you own at shareholder meetings. Shares of the Fund vote separately from shares of other series of the same Trust, except as otherwise required by law. Shares of all classes of the Fund vote together, except as to matters relating to a class's Rule 12b-1 plan, on which only shares of that class are entitled to vote. No Rule 12b-1 plan applies to the Class Y shares of the Fund.

-- Class A, B and C shares are identical to Class Y shares, except that Class A and B shares are subject to a sales load or contingent deferred sales charge, Class A, B and C shares bear a service fee at the annual rate of 0.25% of average net assets (and in the case of Class B and Class C shares a 0.75% distribution fee) and have separate voting rights in certain circumstances. Class Y may bear its own transfer agency and prospectus printing costs and, if so, will not bear any portion of those costs relating to other classes of shares. The minimum initial investment in Class A, B and C shares is generally $2,500 (but lower minimums apply to purchases under certain special programs).

-- Except for matters that are explicitly identified as "fundamental" in this prospectus or the Statement, the investment policies of the Fund may be changed by the trustees of the Trust without shareholder approval or, in most cases, prior notice. The investment objective of the Fund is not fundamental. If there is a change in the objective of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs.

-- The Trust does not generally hold regular shareholder meetings and will do so only when required by law. Shareholders of the Trust may remove the trustees of that Trust from office by votes cast at a shareholder meeting or by written consent.

-- The transfer and dividend paying agent for the Fund is New England Funds
   Service Corporation, 399 Boylston Street, Boston, MA 02116. New England Funds Service Corporation has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

-- The Trusts, together with the Money Market Funds, constitute the New England
   Funds.

-- The Fund's annual report contains additional performance information and is available upon request and without charge. The Fund will send a single copy of its annual and semi-annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semi-annual report in writing or by telephone.

-- The Class A, B, C and Y structure could be terminated should certain IRS rulings be rescinded.

-- The Distributor has entered into a selling agreement with investment dealers, including a broker-dealer that is an affiliate of the Distributor, for the sale of the Fund's Class Y Shares. The Distributor may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Registered representatives of the affiliated broker-dealer are also employees of New England Investment Associates, Inc. ("NEIA"), an indirect, wholly owned subsidiary of NEIC. NEIA may receive compensation with respect to certain sales of the Fund's Class Y shares from the Fund's sub-adviser.

-- The trustees of the Trust have the authority without shareholder approval to issue other classes of shares of the Fund that represent interests in the Fund's portfolio but that have different sales load and fee arrangements.

-- Class Y Shares of the Fund may be purchased through certain broker-dealers and/or financial services organizations including a broker-dealer that is an affiliate of the Distributor. Such organizations may receive compensation, in an amount of up to 0.25% annually of the value of the Fund shares held by their clients. The compensation may be paid by NEFM and/or a Fund's sub-adviser out of their own assets, or may be paid by the Fund in the form of accounting, servicing, distribution or transfer agent fees.

                                 GLOSSARY OF TERMS

Capital gain distributions -- Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gain distributions are usually paid once a year.

Contingent deferred sales charge (CDSC) -- A fee that may be charged when a shareholder sells fund shares.

Distribution fee -- An annual asset-based sales charge that is used to pay for sales-related expenses.

Income Distributions -- Payments to shareholders resulting from interest or dividend income earned by a fund's portfolio.

Mutual fund -- The pooled assets of a group of investors, professionally managed in pursuit of a specific objective.

Net asset value (NAV) -- The market value of one share of a mutual fund on any given day without sales charge or CDSC. Determined by dividing the fund's total net assets by the number of fund shares outstanding.

New England Funds, L.P. -- The distributor and transfer agent of the New England Funds.

New England Funds Management, L.P. -- The investment adviser to the New England Funds.

Open end management investment company -- A mutual fund that allows investors to redeem fund shares directly from the fund company on any business day.

Public offering price -- The price of one share of a mutual fund, including its initial sales charge, if there is one.

Record date -- The date on which mutual fund investors must own a fund's shares to be eligible to receive specific income or capital gain distributions.

Service fee -- Payments by the fund to a fund's distributor or a financial representative for personal services to investors and/or for maintenance of shareholder accounts.

Total return -- The change in value of an investment in a fund over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Total return is expressed as a percentage.

Yield -- The rate at which a fund earns income, expressed as a percentage. Yield calculations are standardized among mutual funds, based on a formula developed by the SEC.

12b-1 fees -- Fees paid by a mutual fund under a plan adopted under the 1940 Act Rule 12b-1. They can include both distribution fees and service fees.

                           Printed on Recycled Paper                   XE51-0997

[NEW ENGLAND FUNDS LOGO](R)

Where The Best Minds Meet(R)

NEW ENGLAND BULLSEYE FUND

STATEMENT OF ADDITIONAL INFORMATION

March 31, 1998

         This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the prospectus of New England Bullseye Fund (the "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of the Fund dated March 31, 1998, as supplemented from time to time (the "Prospectus"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, MA 02116.

         This Statement contains information about the Class A, B, C and Y shares of the Fund. The Fund is a series of New England Funds Trust III (the "Trust"), a registered investment company that offers a total of two series.

                               Table of Contents

                                                                                       Page
                                       PART I
Investment Restrictions
Fund Charges and Expenses

                                      PART II
Miscellaneous Investment Practices
Management of the Trust
Portfolio Transactions and Brokerage
Description of the Trust and Ownership of Shares
How to Buy Shares
Net Asset Value and Public Offering Price
Reduced Sales Charges
Shareholder Services
Redemptions
Standard Performance Measures
Income Dividends, Capital Gain Distributions and Tax Status

Appendix A - Publications That May Contain Fund Information
Appendix B - Advertising and Promotional Literature

                                     PART I

                             INVESTMENT RESTRICTIONS

         The following is a description of restrictions on the investments to be made by the Fund, some of which (those restrictions marked with an asterisk) may not be changed without the approval of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940 [the "1940 Act"]). Except in the case of restriction (7) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

The Fund may not:


*(1) Invest more than 25% of the Fund's total assets in the securities of issuers engaged in any one industry (except securities issued by the U.S. Government, its agencies or instrumentalities);

 (2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where it owns or, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

*(3)     Borrow money in excess of 33 1/3% of its total assets;

*(4) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(5) Buy or sell real estate or commodities or commodity contracts, except that the Fund may buy and sell financial futures contracts and options, swap contracts, currency forward contracts, structured notes and other similar instruments. (This restriction does not prevent the Fund from purchasing securities of issuers that invest in the foregoing);

*(6) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

 (7) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities (excluding Rule 144A securities and certain Section 4(2) commercial paper deemed to be liquid under guidelines established by the Trust's trustees);

*(8) Issue senior securities, except as permitted by the 1940 Act or any relevant exemption thereunder. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets; any borrowing permitted by restriction (3) above; any collateral arrangements with respect to options or futures contracts, and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar instruments.)

 (9) Although the Fund is permitted to borrow money to a limited extent, it does not currently intend to do so.


         The staff of the Securities and Exchange Commission (the "SEC") is currently of the view that repurchase agreements maturing in more than seven days are illiquid and thus subject to restriction (8) above.


                            FUND CHARGES AND EXPENSES

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEES

         Pursuant to an Advisory Agreement dated March __, 1998, New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the board of trustees of the Trust, to manage the investment and reinvestment of the assets of the Fund and to provide a range of administrative services to the Fund. For the services described in the Advisory Agreement, the Fund pays NEFM a management fee at the annual rate of 0.95% of the first $200 million of the Fund's average daily net assets, 0.90% of the next $300 million of such assets and 0.85% of such assets in excess of $500 million.

         The Advisory Agreement provides that NEFM may delegate its responsibilities thereunder to other parties. Pursuant to a Sub-Advisory Agreement dated March __, 1998 between NEFM and Jurika & Voyles L.P. ("Jurika & Voyles"), NEFM has delegated responsibility for the investment and reinvestment of the assets of the portfolio to Jurika & Voyles. NEFM pays Jurika & Voyles a fee for managing the portfolio at an annual rate of 0.570% of the first $200 million of the average daily net assets of the Fund, 0.50% for the next $300 million of such average daily net assets and 0.430% for such average daily net assets in excess of $500 million.

         For more information about the Fund's investment advisory and subadvisory agreements, see "Management of the Trust" in Part II of this Statement.

                                     PART II

                       MISCELLANEOUS INVESTMENT PRACTICES

         The following information relates to certain investment practices in which the Fund may engage.

Loans of Portfolio Securities. The Fund may lend its portfolio securities to broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction listed in Part I. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the board of trustees of the Trust or persons acting pursuant to the direction of the board.

         These transactions must by fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

U.S. Government Securities. The Fund may invest in some or all of the following U.S. Government securities:

- U.S. Treasury Bills - Direct obligations of the United States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

- U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States Government.

- "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

- "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

- "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

         U.S. Government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

When-Issued Securities. The Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash or U.S. Government securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from the then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Repurchase Agreements. The Fund may enter into repurchase agreements by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the United States Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

Convertible Securities. The Fund may invest in convertible securities including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

                             MANAGEMENT OF THE TRUST

Trustees

         Trustees of the Trust and their ages (in parentheses), addresses and principal occupations during the past five years are as follows:

GRAHAM T. ALLISON, JR. -- Trustee (57); 79 John F. Kennedy Street, Cambridge, MA 02138; Douglas Dillon Professor and Director for the Center of Science and International Affairs, John F. Kennedy School of Government; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN - Trustee (52); 452 Fifth Avenue, New York, NY 10018; President and CEO, Cain Brothers & Company, Incorporated (investment banking); formerly, Trustee, Universal Health Realty Income Trust; Chairman, Inter Fish, Inc., (an aqua venture in Barbados).

KENNETH J. COWAN -- Trustee (65); One Beach Drive, S.E. #2103, St. Petersburg, Florida 33701; Retired; Director, A Young Woman's Residence; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc.; and Blue Shield of Massachusetts, Inc.; Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN - Trustee (54); 1001 Pennsylvania Avenue, N.W., Washington, D.C. 20004; Partner and Managing Director, The Carlyle Group (investments); Trustee, Council for Excellence in Government (not-for-profit); Director, Frontier Ventures (personal investment); Director, Highway Master Communications (mobile communications); Managing Partner, Little Falls Partners (family investment); Director, Sequana Therapeutics (biotechnology/genomics); Director, Telcom Ventures (telecommunications); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet.

SANDRA O. MOOSE -- Trustee (55); 135 E. 57th Street New York, NY 10022; Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, GTE Corporation and Rohm and Haas Company (specialty chemicals).

HENRY L.P. SCHMELZER* -- Trustee and President (54); President, Chief Executive Officer and Director, NEF Corporation; President and Chief Executive Officer, New England Funds, L.P.; President and Chief Executive Officer, New England Funds Management, L.P. ("NEFM"); Director, Back Bay Advisors, Inc. ("BBAI"); Director, Maine Bank & Trust Company; formerly, Director, New England Securities Corporation ("New England Securities").


JOHN A. SHANE -- Trustee (64); 200 Unicorn Park Drive, Woburn, Massachusetts 01801; President, Palmer Service Corporation (venture capital organization); General Partner, Palmer Partners, L.P.; Director, Abt Associates, Inc. (consulting firm); Director, Arch Communications Group, Inc. (paging service); Director, Dowden Publishing Company, Inc. (publishers of medical magazines); Director, Eastern Bank Corporation; Director, Gensym Corporation (expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, Summa Four, Inc. (manufacturer of telephone switching equipment); Director, United Asset Management Corporation (holding company for institutional money management).


--------

* Trustee deemed an "interested person" of the Trust, as defined in the 1940
Act.

PETER S. VOSS* -- Chairman of the Board, Chief Executive Officer and Trustee
(51); President and Chief Executive Officer, New England Investment Companies, L.P. ("NEIC"); Director, President and Chief Executive Officer, New England Investment Companies, Inc. ("NEIC Inc."); Chairman of the Board and Director, NEF Corporation; Chairman of the Board and Director, BBAI; formerly, Director, New England Life Insurance Company ("NELICO"); Group Executive Vice President, Bank of America (Los Angeles); Group Head of International Banking, Trading and Securities, Security Pacific National Bank and Chief Executive Officer, Security Pacific Investment Group.

PENDELTON P. WHITE -- Trustee (66); 6 Breckenridge Lane, Savannah, Georgia 31411; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

Officers

         Officers of the Trust, in addition to Messrs. Schmelzer and Voss, and their ages (in parentheses) and principal occupations during the past five years are as follows:

BRUCE R. SPECA -- Vice President (41); Executive Vice President, NEF Corporation; Executive Vice President, New England Funds, L.P.; Executive Vice President, NEFM.

FRANK NESVET -- Treasurer (54); Senior Vice President and Chief Financial Officer, NEF Corporation; Senior Vice President and Chief Financial Officer, New England Funds, L.P.; Senior Vice President and Chief Financial Officer, NEFM; formerly, Executive Vice President, SuperShare Services Corporation (mutual fund and unit investment trust sponsor).

JOHN PELLETIER-- Secretary and Clerk (33); Senior Vice President and General Counsel, NEF Corporation; Senior Vice President and General Counsel, New England Funds, L.P.; Senior Vice President and General Counsel, NEFM; formerly,
Senior Vice President and General Counsel, Fund Distributor, Inc.; Counsel, The Boston Company Advisors, Inc.; Associate, Ropes and Gray.

           Previous positions during the past five years with NELICO or Metropolitan Life Insurance Company ("MetLife"), New England Funds, L.P. or NEFM are omitted, if not materially different from a trustee's or officer's current position with such entity. Each of the Trusts' trustees is also a trustee of certain other investment companies for which New England Funds, L.P. acts as principal underwriter. Except as indicated above, the address of each trustee and officer of the Trust is 399 Boylston Street, Boston, Massachusetts 02116.


Trustees Fees

         The Trust pays no compensation to its officers or to its trustees who are interested persons thereof.

         Each trustee who is not an interested person of the Trust receives, in the aggregate for serving on the boards of the Trust and New England Funds Trust I, New England Funds Trust II, New England Cash Management Trust and New England Tax Exempt Money Market Trust (all five trusts collectively, the "New England Funds Trusts"), comprising as of ______ a total of [ ] mutual fund portfolios, a
retainer fee at the annual rate of [$     ] and meeting attendance fees of
$[    ] for each meeting of the boards he or she attends and $[     ] for each
meeting he or she attends of a committee of the board of which he or she is a member. Each committee chairman receives an additional retainer fee at the annual rate of $2,500. These fees are allocated among the Fund and the [ ] other mutual fund portfolios in the New England Funds Trusts based on a formula that takes into account, among other factors, the net assets of each fund.

         During the fiscal year ended December 31, 1997 the persons who were then trustees of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust and for also serving on the governing boards of the other New England Funds Trusts.

                                              Pension or
                                              Retirement
                                               Benefits                                           Total
                                           Accrued as Part             Estimated              Compensation
                                               of Fund              Annual Benefits           from the New
                                               Expenses                  Upon                 England Funds
Name of Trustee                                in 1997                Retirement                 Trusts
---------------                                -------                ----------                 ------
Graham T. Allison, Jr.                            $0                      $0                        $
Daniel M. Cain                                    $0                      $0                        $
Kenneth J. Cowan                                  $0                      $0                        $
Richard Darman                                    $0                      $0                        $
Sandra O. Moose                                   $0                      $0                        $
John A. Shane                                     $0                      $0                        $
Pendelton P. White                                $0                      $0                        $

         The Trust provides no pension or retirement benefits to trustees, but has adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each of the funds in the Trust on the normal payment date for such fees. As a result of this method of calculating the deferred payments, the Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

        As of December 1, 1997, the officers and trustees of the Trust as a group owned less than 1% of the outstanding shares of the Trust.

Advisory and Subadvisory Agreements

         The Fund's advisory agreement provides that NEFM will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services.

         The Fund pays all expenses not borne by its adviser or subadviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, subadviser or their affiliates, other than affiliated registered investment companies. The Fund also pays NEFM for certain legal and accounting services provided to the Fund by NEFM.

         The advisory agreement and the sub-advisory agreement between NEFM and Jurika & Voyles provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the board of trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement or the sub-advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the trustees of the Trust who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each agreement may be terminated without penalty by vote of the Trust's board of trustees or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice, or by NEFM upon 90 days' written notice, and each terminates automatically in the event of its assignment. The sub-advisory agreement also may be terminated by Jurika & Voyles upon 90 days' notice and is automatically terminated upon termination of the related advisory agreement. In addition, the advisory agreement will automatically terminate if the Trust or the Fund shall at any time be required by the New England Funds, L.P. (the "Distributor") to eliminate all reference to the words "New England" or the letters "TNE" in the name of the Trust, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or NEFM.

         The advisory agreement and sub-advisory agreement each provide that the adviser and subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         NEFM, formed in 1995, is a limited partnership whose sole general partner, NEF Corporation, is a wholly-owned subsidiary of NEIC Holdings, Inc. ("NEIC Holdings"), which is a wholly-owned subsidiary of NEIC. NEF Corporation is also the sole general partner of New England Funds, L.P., the distributor of the Funds. NEIC owns the entire limited partnership interest in each of NEFM and New England Funds, L.P.

         Jurika & Voyles is a California limited partnership whose sole general partner, Jurika & Voyles, Incorporated is a wholly-owned subsidiary of NEIC Holdings. As of February 15, 1998, Jurika & Voyles had discretionary management
authority for approximately $     billion of assets.

         NEIC's sole general partner, NEIC, Inc, is a wholly-owned subsidiary of MetLife New England Holdings, Inc., which in turn is a wholly-owned subsidiary of MetLife. MetLife owns a majority limited partnership interest in NEIC. NEIC and its 13 subsidiary or affiliated asset management firms, collectively, have more than $100 billion of assets under management.


         Certain officers and employees of Jurika & Voyles have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Jurika & Voyles) that may invest in securities in which the Fund may invest. Where Jurika & Voyles determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Jurika & Voyles to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Jurika & Voyles will allocate investment opportunities based on numerous considerations, including the time the competing accounts have had funds available for investment, and the relative amounts of available funds, an account's cash requirements and the time the competing accounts have had investments available for sale. It is Jurika & Voyles' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients.

         It is believed that the ability of the Fund to participate in larger volume transactions in this manner will in some cases produce better executions for the Fund. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Jurika & Voyles as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.

         Distribution Agreement and Rule 12b-1 Plans. Under an agreement with the Fund (the "Distribution Agreement"), New England Funds, L.P. serves as the general distributor of each class of shares of the Fund. Under this agreement, New England Funds, L.P. is not obligated to sell a specific number of shares. New England Funds, L.P. bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of prospectuses to existing shareholders.

         New England Funds, L.P. is compensated under the Distribution Agreement through receipt of the sales charges on Class A shares described below under "Net Asset Value and Public Offering Price" and is paid by the Fund the service and distribution fees described in the prospectus.

         As described in the Prospectus, the Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, Class B and Class C shares which, among other things, permit it to pay the Fund's distributor (currently New England Funds, L.P.) monthly fees out of its net assets. Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of the Fund, and (together with the Distribution Agreement) by the board of trustees of the Trust, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees").

         Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. Each Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the Fund requires approval of the holders of such shares. The trustees of the Trust review quarterly written reports of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

         The Distributor has entered into selling agreements with investment dealers, including New England Securities, an affiliate of the Distributor, for the sale of the Fund's shares. New England Securities is registered as a broker-dealer under the Securities Exchange Act of 1934. The Distributor may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Fund may be offered by registered representatives of New England Securities who are also employees of New England Investment Associates, Inc. ("NEIA"), an indirect, wholly-owned subsidiary of NEIC. NEIA may receive compensation from NEFM with respect to sales of Class Y shares.

         The Distribution Agreement may be terminated at any time on 60 days' written notice without payment of any penalty by New England Funds, L.P. or by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees.

         The Distribution Agreement and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire board of trustees of the Trust cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of Fund (or the relevant class, in the case of the Plans).

         With the exception of New England Funds, L.P., New England Securities and their direct and indirect corporate parents (NEIC and The New England), no interested person of the Trust nor any trustee of the Trust had any direct or indirect financial interest in the operation of the Plans or any related agreement.

         Benefits to the Fund and its shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention, (3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.

         New England Funds, L.P. controls the words "New England" in the name of New England Funds Trust III and the Fund and if it should cease to be the distributor, New England Funds Trust III or the Fund may be required to change their names and delete these words or letters. New England Funds, L.P. also acts as general distributor for New England Cash Management Trust, New England Tax Exempt Money Market Trust, New England Funds Trust I, New England Funds Trust II and the other series of the Trust besides the Fund.

         Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

         Independent Accountants. The Fund's independent accountants are Price Waterhouse LLP, 160 Federal Street, Boston, MA 02109. The independent accountants of the Trust conduct an annual audit of that Trust's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trust as to matters of accounting and federal and state income taxation.

Other Arrangements

         Pursuant to a contract between the Fund and New England Funds Service Corporation, New England Funds Service Corporation, acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund's shares. The Fund pays per account fees to New England Funds Service Corporation, for these services in the amount of $17.25. New England Funds Service Corporation, has subcontracted with State Street Bank for it to provide, through its subsidiary Boston Financial Data Services, Inc. ("BFDS") transaction processing, mail and other services. For these services, New England Funds Service Corporation, pays BFDS a per account fee of $9.40.




                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         In placing orders for the purchase and sale of portfolio securities for the Fund, Jurika & Voyles always seeks best execution, subject to the considerations set forth below. Transactions in unlisted securities are carried out through broker-dealers who make the market for such securities unless, in the judgment of Jurika & Voyles, a more favorable execution can be obtained by carrying out such transactions through other brokers or dealers.

         Jurika & Voyles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Jurika & Voyles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data.

In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

         Receipt of brokerage or research services from brokers may sometimes be a factor in selecting a broker which Jurika & Voyles believes will provide best execution for a transaction. These services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Jurika & Voyles' expenses. Such services may be used by Jurika & Voyles in servicing other client accounts and in some cases may not be used with respect to the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best execution, Jurika & Voyles may, however, consider purchases of shares of the Fund by customers of broker-dealers as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

         Jurika & Voyles may cause the Fund to pay a broker-dealer that provides brokerage and research services to Jurika & Voyles an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Jurika & Voyles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Jurika & Voyles' overall responsibilities to the Fund and its other clients. Jurika & Voyles' authority to cause the Fund to pay such greater commissions is also subject to such policies as the trustees of the Trust may adopt from time to time.

         Subject to procedures adopted by the Board of Trustees of the Trust, the Fund's brokerage transactions may be executed by brokers that are affiliated with the Distributor, NEFM or Jurika & Voyles. Any such transactions will comply with Rule 17e-1 under the 1940 Act.

         Portfolio turnover is not a limiting factor with respect to investment decisions. The Fund anticipates that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

         Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust, such as New England Securities, may not serve as the Fund's dealer in connection with such transactions.

         It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         New England Funds Trust III was organized as a Massachusetts business trust pursuant to a Declaration of Trust dated August 22, 1995. The Trust has two separate portfolios (the New England Equity Income Fund and the Fund) each currently offering four classes of shares, Classes A, B, C and Y.

         The Agreement and Declaration of Trust of the Trust (the "Declaration of Trust") currently permits the Trust's trustees to issue an unlimited number of full and fractional shares of each series.

The Fund is represented by a series of shares of the Trust. The Declaration of Trust further permits the Trust's trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the trustees may determine. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The shares of the Fund are divided into four classes, Classes A, B, C and Y. The Fund currently offers Classes A, B and C [and Y] shares. Class Y shares are [not currently] available for purchase [but may be offered at a later date] to certain eligible institutional investors, with higher minimum purchase requirements than Classes A, B and C. All expenses of the Fund (excluding transfer agency fees and expenses of printing and mailing prospectuses to shareholders ["Other Expenses"]) are borne by its Class A, B, C and Y shares on a pro rata basis, except for 12b-1 fees, which are borne only by Classes A, B and C and may be charged at a separate rate to each of such classes. Other Expenses of Classes A, B and C are borne by such classes on a pro rata basis, but Other Expenses relating to the Class Y shares may be allocated separately to the Class Y shares.

         The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a fund in the Trust are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each fund in the Trust, certain expenses may be legally chargeable against the assets of all classes of the funds in the Trust.

         The Declaration of Trust also permits the trustees of the Trust, without shareholder approval, to subdivide any series or class of shares or fund into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While the trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any fund of the Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each fund affected. Similarly, any class within a fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While the Declaration of Trust further provides that the board of trustees may also terminate the Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights

         As summarized in the prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         The Declaration of Trust provides that on any matter submitted to a vote of all shareholders of the Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and sub-advisory agreements relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

         There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's or one of its series' name or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the board of trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                                HOW TO BUY SHARES

         The procedures for purchasing shares of the Fund are summarized in the prospectus. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

         For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the fifth business day after the order is made.

         Shares may also be purchased either in writing, by phone or, in the case of Class A, B and C shares, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the prospectus through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with the Distributor.

         The Distributor may at its discretion accept a telephone order for the purchase of $5,000 or more of the Fund's Class A, B or C shares. Payment must be received by the Distributor within five business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor or your investment dealer.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The method for determining the public offering price and net asset value per share is summarized in the prospectus

         The total net asset value of each class of shares of the Fund (the excess of the assets of the Fund attributable to such class over the liabilities attributable to such class) is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange is open for trading. The weekdays that the New York Stock Exchange is expected to be closed are New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. Government Securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the board of trustees of the Trust, although the actual calculations may be made by persons acting pursuant to the direction of the board.

         Generally, trading in equity securities in markets outside the United States, as well as trading in foreign government securities and other fixed-income securities, is substantially completed each day at various times prior to the close of the New York Stock Exchange. Securities traded on a non-U.S. exchange will be valued at their last sale price (or the last reported bid price, if there is no reported sale during the day), on the exchange on which they principally trade, as of the close of regular trading on such exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, at which time the Fund computes the net asset value of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the New York Stock Exchange. If events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the trustees.

         The per share net asset value of a class of the Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of the Fund is the net asset value per share next determined after a properly completed purchase order is accepted by New England Funds, L.P. or State Street Bank, plus a sales charge as set forth in the Fund's prospectus. The public offering price of a Class B, C or Y share of the Fund is the next-determined net asset value.

                              REDUCED SALES CHARGES

                               Class A Shares Only

         Special purchase plans are enumerated in the text of the prospectus.

         Cumulative Purchase Discount. A Fund shareholder making an additional purchase of Class A shares may be entitled to a discount on the sales charge payable on that purchase. (This discount will not be available to purchases of Fund shares during the Fund's Initial Subscription Period described in the supplement dated March 31, 1998 to the prospectus.) This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "Buying Fund Shares - Sales Charges" in the prospectus. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of New England Funds Trusts I, II and the Trust (the "Trusts") held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more funds in the Trusts with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of another fund, the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

         Letter of Intent. A letter of intent (a "Letter"), which can be effected at any time, is a privilege available to investors which reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13- month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

         A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order at New England Funds, L.P., or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches New England Funds, L.P. within five business days.

         A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the Letter effective date, the account will be credited with Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective date of the Letter based on the "public offering price computed on such date."

         The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

         State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

         Combining Purchases. Purchases of all series and classes of the Trusts by or for an investor, the investor's spouse, parents, children, siblings, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in either Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan.

         Combining with Other Series and Classes of the Trusts. A shareholder's total investment for purposes of the cumulative purchase discount and purchases under a Letter includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which includes shares of New England Cash Management Trust and New England Tax Exempt Money Market Trust [the "Money Market Funds"] if such shares were purchased by exchanging shares of any of the Trusts). Shares owned by persons described in the preceding paragraph may also be included.

         Unit Holders of Unit Investment Trusts. Unit investment trust distributions of less than $1 million may be invested in Class A shares of the Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.

         Clients of Advisers or Sub-advisers. No sales charge or contingent deferred sales charge applies to investments of $25,000 or more in Class A shares of the Fund by (1) clients of an adviser or sub-adviser to the Trusts; any director, officer or partner of a client of an adviser or sub-adviser to the Trusts; and the spouse, parents, children, siblings, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or sub-adviser to the Trusts if at least one participant in the plan qualifies under category (1) above; and
(3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or sub-adviser to the Trusts. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

         Offering to Employees of MetLife and Associated Entities. There is no sales charge, CDSC or initial investment minimum related to investments in Class A shares of the Fund by current and retired employees of the Trusts' investment advisers or sub-advisers, New England Funds, L.P., NELICO or MetLife or any other company affiliated with NELICO or MetLife; current and former directors and trustees of the Trusts, NELICO or MetLife or their predecessor companies; agents and general agents of NELICO or MetLife and their insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers that have selling arrangements with New England Funds, L.P.; the spouse, parents, children, siblings, in-laws, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plan for any of the foregoing persons and any separate account of NELICO or MetLife or any insurance company affiliated with NELICO or MetLife.

         Eligible Governmental Authorities. There is no sales charge or contingent deferred sales charge related to investments in Class A shares of the Fund by any state, county or city or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

         Investment Advisory Accounts. Shares of the Fund may be purchased at net asset value by investment advisers, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b), 401(k) and 457 of the Code and "rabbi trusts". Investors may be charged a fee if they effect transactions through a broker or agent.

         Bank Trust Departments. Shares of the Fund are available at net asset value for investments by non-discretionary and non-retirement accounts of bank trust departments or trust companies, but are unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.

         Certain Broker-Dealers and Financial Services Organizations. Shares of the Fund also may be purchased at net asset value through certain broker-dealers and/or financial services organizations without any transaction fee. Such organizations may receive compensation, in an amount of up to 0.35% annually of the average value of the Fund shares held by their customers. This compensation may be paid by NEFM and/or Jurika & Voyles out of their own assets, or may be paid indirectly by the Fund in the form of servicing, distribution or transfer agent fees.

         Shareholders of Reich and Tang Government Securities Trust. Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of the Fund at net asset value and without imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

                              SHAREHOLDER SERVICES

Open Accounts

         A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. New England Funds, L.P. may charge a fee for providing duplicate information.

         The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

         The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Class A, B and C Shares)

         Subject to the Fund's investor eligibility requirements, investors may automatically invest in additional shares of the Fund on a monthly basis by authorizing New England Funds, L.P. to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to New England Funds, L.P. for investment in the Fund. A plan may be opened with an initial investment of $100 or more and thereafter regular monthly checks of $100 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling New England Funds, L.P. at 1-800-225-5478 or your investment dealer.

         This program is voluntary and may be terminated by New England Funds, L.P. upon notice to existing plan participants.

         The Investment Builder Program plan may be discontinued at any time by the investor by written notice to New England Funds, L.P., which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits (Class A, B and C Shares)

         The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

         The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in the Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs, and at least $100 for any subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for 401(k), SARSEP, SEP, SIMPLE Plans, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). Plan documents and further information can be obtained from New England Funds, L.P.

         An investor should consult a competent tax or other adviser as to the suitability of the Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income

Security Act of 1974 and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

         Certain retirement plans may also be eligible to purchase Class Y shares. See the Prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Class A, B and C Shares)

         An investor owning Fund shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan (a "Plan") providing for periodic payments of a fixed or variable amount. An investor may terminate the Plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or New England Funds, L.P.

         A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

         In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan. Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares in your account. No CDSC applies to a redemption pursuant to the Plan.

         All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

         Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund and New England Funds, L.P. make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a Plan.

         It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic Withdrawal Plan. Accordingly, the Fund and New England Funds, L.P. do not recommend additional investments in Class A shares by a shareholder who has a Plan in effect and who would be subject to a sales load on such additional investments.

         Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Exchange Privilege

         A shareholder may exchange the shares of any fund in the Trusts (except for shares of New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund") and, in the case of Class A shares of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York, only if such shares have been held for at least six months) for shares of the same class of any other fund of the Trusts (subject to the investor eligibility requirements, if any, of the fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. In the case of Class A shares of the Adjustable Rate Fund, if exchanged for shares of any other fund that has a higher sales charge, shareholders will pay the difference between any sales charge already paid on their Adjustable Rate Fund shares and the higher sales charge of the fund into which they are exchanging, at the time of the exchange. When an exchange is made from Class B shares of one fund to Class B shares of another fund, the shares received by the shareholder in exchange will have the same age characteristics as the shares exchanged by the shareholder. The age of the shares determines the expiration of the CDSC and the conversion date. If you own Class A or Class B shares, you may also elect to exchange your shares of any Fund for shares of the same class of the Money Market Funds. Class C shares may also be exchanged for Class A shares of the Money Market Funds. On all exchanges of Class A shares subject to a CDSC and Class B shares into the Money Market Funds, the exchange stops the aging period relating to the CDSC and, for Class B shares only, the aging period relating to conversion to Class A shares. The aging period resumes only when an exchange is made back into Class B shares of a Fund. If you own Class Y shares, you may exchange those shares for Class Y shares of other funds or for Class A shares of the Money Market Funds. These options are summarized in the Prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to New England Funds, L.P. at 1-800-225-5478 or (2) a written exchange request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current Prospectus for a fund before an exchange for that fund can be effected. The minimum amount for an exchange is $1,000.


The investment objectives of the other funds (besides the Fund) in the Trusts and the Money Market Funds are as follows:

STOCK FUNDS:

         NEW ENGLAND GROWTH FUND seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

         NEW ENGLAND CAPITAL GROWTH FUND seeks long-term growth of capital.

         NEW ENGLAND VALUE FUND seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

         NEW ENGLAND BALANCED FUND seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

         NEW ENGLAND GROWTH OPPORTUNITIES FUND seeks opportunities for long-term growth of capital and income.

         NEW ENGLAND INTERNATIONAL EQUITY FUND seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

         NEW ENGLAND STAR ADVISERS FUND seeks long-term growth of capital.

         NEW ENGLAND STAR WORLDWIDE FUND seeks long-term growth of capital.

         NEW ENGLAND STAR SMALL CAP FUND seeks capital appreciation.

         NEW ENGLAND EQUITY-INCOME FUND seeks current income and growth of capital.





BOND FUNDS:
         NEW ENGLAND GOVERNMENT SECURITIES FUND seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities and engaging in transactions involving related options, futures and options on futures.

         NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND seeks a high current return consistent with preservation of capital.

         NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND seeks a high level of current income consistent with low volatility of principal.

         NEW ENGLAND STRATEGIC INCOME FUND seeks high current income with a secondary objective of capital growth.

         NEW ENGLAND BOND INCOME FUND seeks a high level of current income consistent with what the Fund considers reasonable risk. The Bond Income Fund invests primarily in corporate and U.S.
Government bonds.

         NEW ENGLAND HIGH INCOME FUND seeks high current income plus the opportunity for capital appreciation to produce a high total return.

         NEW ENGLAND MUNICIPAL INCOME FUND seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Municipal Income Fund invests primarily in debt securities of municipal issuers, the interest of which is exempt from federal income tax but may be subject to the federal alternative minimum tax, and may engage in transactions in financial futures contracts and options on futures.

         NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as Back Bay Advisors, the Fund's sub-adviser, believes is consistent with preservation of capital.

         NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

         NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK seeks as high a level of current income exempt from federal income tax and its state personal income tax and New York City personal income tax as is consistent with preservation of capital.

MONEY MARKET FUNDS:

         NEW ENGLAND CASH MANAGEMENT TRUST -

           Money Market Series -- seeks maximum current income consistent with preservation of capital and liquidity.

         NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST seeks current income exempt from federal income taxes consistent with preservation of capital and liquidity.

         As of February 15, 1998, the net assets of the funds in the Trusts and the Money Market Funds totaled over $ billion.

         An exchange constitutes a sale of shares for federal income tax purposes in which the investor may realize a long- or short-term capital gain or loss.

Automatic Exchange Plan (Class A, B and C Shares)

         As described in the prospectus following the caption "Owning Fund Shares," a shareholder may establish an Automatic Exchange Plan under which shares of the Fund are automatically exchanged each month for shares of the same class of one or more of the other funds in the Trusts. Registration on all accounts must be identical. The exchanges are made on the 15th of each month or the first business day thereafter if the 15th is not a business day until the account is exhausted or until New England Funds, L.P. is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. The Service Options Form is available from New England Funds, L.P. or your financial representative to establish an Automatic Exchange Plan.

                                   REDEMPTIONS

         The procedures for redemption of shares of a Fund are summarized in the prospectus. As described in the Prospectus, a contingent deferred sales charge (a "CDSC") may be imposed on certain purchases of Class A shares and on purchases of Class B shares. For purposes of the CDSC, an exchange of shares from the Fund to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a CDSC is applicable to a redemption of Class B shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over six years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the six-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

         To illustrate, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

         Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution," as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

         If you select the telephone redemption service in the manner described in the next paragraph, shares of the Fund may be redeemed by calling toll free 1-800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the New York Stock Exchange. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request.

         In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form, available from your investment dealer. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the Federal Reserve System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

         The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund on the next business day; however the Fund reserves the right to delay payment for up to seven days. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited less than fifteen days prior to the redemption request (unless the Fund is aware that the check has cleared).

         The CDSC may be waived on redemptions made from IRA accounts due to attainment of age 59-1/2 for IRA shareholders who established accounts prior to January 3, 1995. The CDSC may also be waived on redemptions made from IRA accounts due to death, disability, return of excess contribution, required minimum distributions at age 70-1/2 (waivers apply only to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a Systematic Withdrawal Plan, not to exceed 10% annually of the value of the account, and redemptions made from the account to pay custodial fees.

         The CDSC may be waived on redemptions made from 403(b)(7) custodial accounts due to attainment of age 59-1/2 for shareholders who established custodial accounts prior to January 3, 1995.

         The CDSC may also be waived on redemptions necessary to pay plan participants or beneficiaries from qualified retirement plans under Section 401 of the Code, including profit sharing plans, money purchase plans, 401(k) and custodial accounts under Section 403(b)(7) of the Code. Distributions necessary to pay plan participants and beneficiaries include payments made due to death, disability, separation from service, normal or early retirement as defined in the plan document, loans from the plan and hardship withdrawals, return of excess contributions, required minimum distributions at age 70-1/2 (waivers only apply to amounts necessary to meet the required minimum amount), certain withdrawals pursuant to a Systematic Withdrawal Plan, not to exceed 10% annually of the value of your account, and redemptions made from qualified retirement accounts or Section 403(b)(7) custodial accounts necessary to pay custodial fees.

         A CDSC will apply in the event of plan level transfers, including transfers due to changes in investment where assets are transferred outside of New England Funds, including IRA and 403(b)(7) participant-directed transfers of assets to other custodians (except for the reasons given above) or qualified transfers of assets due to trustee-directed movement of plan assets due to merger, acquisition or addition of additional funds to the plan.

         The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the trustees of the Trust determine it to be advisable and in the interest of the remaining shareholders of the Fund. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940

Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period. The Fund does not currently intend to impose any redemption charge (other than the CDSC imposed by the Distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

Reinstatement Privilege (Class A shares only)

         The Prospectus describes redeeming shareholders' reinstatement privileges for Class A shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

         Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of the Fund should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.

                          STANDARD PERFORMANCE MEASURES

         Calculation of Total Return. Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of the Fund rather than paid to the investor in cash. The formula for total return used by the Fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for the Fund.

Performance Comparisons

         Total Return. Total returns will generally be higher for Class A shares than for Class B and C shares of the Fund, because of the higher levels of expenses borne by the Class B and C shares. Because of its lower operating expenses, Class Y shares of the Fund can be expected to achieve a higher total return than the Fund's Class A, B and C shares. The Fund may from time to time include total return in advertisements or in information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having similar investment objectives.

         Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

         The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The Salomon Brothers World Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating-or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Saving Bonds) and private-placement type securities.

         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rated agency.

         The Lehman Brothers Municipal Bond Index is a composite measure of the total return performance of the municipal bond market. This index is computed from prices on approximate 1800 bonds.

         The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

         The Merrill Lynch High Yield Index includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below), and the First Boston High Yield Index includes over 350 issues and represents all public debt greater than $100 million (original issuance and rated BBB/BB and below).

         The Salomon Brothers Broad Investment Grade Bond Index is a price composite of a broad range of institutionally based U.S. Government mortgage-backed and corporate debt securities of investment outstanding of at least $1 million and with a remaining period to maturity of at least one year.

         The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

         Lipper Analytical Services, Inc. is an independent service that monitors the performance of over 1,300 mutual funds, and calculates total return for the funds grouped by investment objective. Lipper's Mutual Fund Performance Analysis, Small Cap Company Analysis and Mutual Fund Indices measure total return and average current yield for the mutual fund industry. Rankings of individual mutual fund performance over specified time periods assume reinvestment of all distributions, exclusive of sales charges.

         The Russell 2000 Index represents the top 2,000 stocks traded on the New York Stock Exchange, American Stock Exchange and National Association of Securities Dealers Automated Quotations, by market capitalizations.

         The Morgan Stanley Capital International Europe, Australasia and Far East Index (the "EAFE Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE Index according to their relative market value (market price per share times the number of shares outstanding).

         The Morgan Stanley Capital International Europe, Australasia and Far East (Gross Domestic Product) Index (the "EAFE [GDP] Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE (GDP) Index according to their relative market values. The relative market value of each country is further weighted with reference to the country's relative gross domestic product.

         The Fund may compare its performance to the Salomon-Russell Broad Market Index Global X-US and to universes of similarly managed investment pools compiled by Frank Russell Company and Intersec Research Corporation.

         Articles and releases, developed by the Fund and other parties, about the Fund regarding performance, rankings, statistics and analyses of the Fund's and the fund group's asset levels and sales volumes, numbers of shareholders by fund or in the aggregate for New England Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications, including, but not limited to, those publications listed in Appendix A to this Statement and on various computer networks, for example, the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including, but not limited to, Lipper Analytical Services and Morning Star. References to these rankings or reviews or reprints of such articles may be used in the Funds' advertising and promotional literature. Such advertising and promotional material may refer to NEIC, its structure, goals and objectives and the advisory subsidiaries of NEIC, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding NEIC, its advisory subsidiaries and their personnel. For additional information about the Fund's advertising and promotional literature, see Appendix B.

         The Fund may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                        INVESTMENTS AT 8% RATE OF RETURN

                   5 yrs.               10                  15                  20                  25                  30
  $  50             3,698                9,208              17,417              29,647              47,868              75,015
     75             5,548               13,812              26,126              44,471              71,802             112,522
    100             7,396               18,417              34,835              59,295              95,737             150,029
    150            11,095               27,625              52,252              88,942             143,605             225,044
    200            14,793               36,833              69,669             118,589             191,473             300,059
    500            36,983               92,083             174,173             296,474             478,683             750,148


                        Investments At 10% Rate of Return

                   5 yrs.               10                  15                  20                  25                  30
  $  50             3,904               10,328              20,896              38,285              66,895             113,966
     75             5,856               15,491              31,344              57,427             100,342             170,949
    100             7,808               20,655              41,792              76,570             133,789             227,933
    150            11,712               30,983              62,689             114,855             200,684             341,899
    200            15,616               41,310              83,585             153,139             267,578             455,865
    500            39,041              103,276             208,962             382,848             668,945           1,139,663

         The Fund's advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the New England Funds. For example, the advertising and sales literature of any of the New England Funds, but particularly that of New England Bullseye Fund, New England Star Worldwide Fund and New England International Equity Fund, may discuss all of the above international developments, including but not limited to, international developments involving Europe, North and South America, Asia, the Middle East and Africa, as well as events and issues affecting specific countries that directly or indirectly may have had consequences for the New England Funds or may have influenced past performance or may influence current or prospective performance of the New England Funds. The Fund's advertising and sales literature may also include historical and current performance and total returns of investment alternatives to the New England Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts and New England Funds, L.P., as distributor and transfer agent of the Trusts, with respect to investing in shares of the Trusts and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.

         New England Funds, L.P. will make reference in its advertising and sales literature to awards, citations and honors bestowed on it by industry organizations and other observers and raters including, but not limited to, Dalbar's Quality Tested Service Seal and Key Honors Award. Such references may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and New England Funds, L.P.'s selection including, but not limited to, the scores and categories in which New England Funds, L.P. excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom New England Funds, L.P. competed for the award, honor or citation.

         New England Funds, L.P. may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of New England Funds, L.P.

         Advertising and sales literature may also refer to the beta coefficient of the New England Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g. the S&P 500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the New England Funds may be compared to the beta coefficients of other funds.

         The Fund may enter into agreements with banks exempted from broker-dealer registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to New England Funds and New England Funds, L.P. as well as the services provided by the bank relative to the Fund. The material may identify the bank by name and discuss the history of the bank, including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

         In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Fund's prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

         As described in the Fund's Prospectus, it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers.

         Income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to New England Funds. In order for a change to be in effect for any dividend or distribution, it must be received by New England Funds on or before the record date for such dividend or distribution.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

         The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to each issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. So long as it qualifies for treatment as a regulated investment company, a fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

         Shareholders of the Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by the Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by the Fund as deriving from net gains on securities held for more than one year but not more than 18 months ("28% Rate Gain") and from net gains on securities held for more than 18 months ("20% Rate Gain") will be taxable to shareholders as such, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for 6 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

         Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.

         The Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

         The Fund may own shares in certain foreign investment entities, referred to as "passive foreign investment companies." In order to avoid U.S. federal income tax, and an additional charge on a portion of any "excess distribution" from such companies or gain from the disposition of such shares, the Fund may elect to "mark to market" annually its investments in such entities and to distribute any resulting net gain to shareholders. The Fund may also elect to treat the passive foreign investment company as a "qualified electing fund." As a result, the Fund may be required to sell securities it would have otherwise continued to hold in order to make distributions to shareholders to avoid any Fund-level tax.

         Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. In general, any gain realized upon a taxable disposition of shares will be treated as 28% Rate Gain if the shares have been held for more than one year but not more than 18 months, and as 20% Rate Gain if the shares have been held for more than 18 months. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain.

Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

         Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

         The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                                   APPENDIX A
                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Worth Star-Telegram

Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor

Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                   APPENDIX B
                     ADVERTISING AND PROMOTIONAL LITERATURE

         References may be included in New England Funds' advertising and promotional literature to NEIC and its affiliates that perform advisory and subadvisory functions for New England Funds including, but not limited to: Back Bay Advisors, Harris Associates L.P., Loomis Sayles, CGM and Westpeak. Reference also may be made to the funds of their respective fund groups, namely, Loomis Sayles Fund and the Oakmark Funds.

         References may be included in New England Funds' advertising and promotional literature to other NEIC affiliates including, but not limited to, New England Investment Associates, L. P., AEW Capital Management, L.P., Marlborough Capital Advisors, L.P., Reich & Tang Capital Management, Reich and Tang Mutual Funds Group and Jurika & Voyles and their fund group.

         References to sub-advisers unaffiliated with NEIC that perform subadvisory functions on behalf of New England Funds and their respective fund groups may be contained in New England Funds' advertising and promotional literature including, but not limited to, Berger, Janus Capital, Founders, Montgomery and Robertson Stephens.

         New England Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

- Specific and general assessments and forecasts regarding U.S. and world economies, and the economies of specific nations and their impact on the New England Funds

- Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

- Specific and general investment philosophies, strategies, processes, techniques and types of analysis;

- Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

- The corporate histories, founding dates and names of founders of the entities;

-   Awards, honors and recognition given to the entities;

- The names of those with ownership interest and the percentage of ownership interest;

- The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

- Current capitalizations, levels of profitability and other financial and statistical information;

- Identification of portfolio managers, researchers, economists, principals and other staff members and employees; and

- The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors.

-   Current and historical statistics regarding:

    -total dollar amount of assets managed

    -New England Funds' assets managed in total and by fund

    -the growth of assets

    -asset types managed

    -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff

    -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or sub-adviser

- The general and specific strategies applied by the advisers in the management of New England Funds portfolios including, but not limited to:

    -the pursuit of growth, value, income oriented, risk management or other strategies

    -the manner and degree to which the strategy is pursued

    -whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes

    -the types and characteristics of investments sought and specific portfolio holdings

    -the actual or potential impact and result from strategy implementation

    -through its own areas of expertise and operations, the value added by sub-advisers to the management process

    -the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., CGM pursues growth 50% above the S&P 500

    -the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak's efforts to identify overvalued and undervalued issues.

- Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than New England Funds, and those families of funds, other than New England Funds. Any such references will indicate that New England Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' advisers and sub-advisers, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

         In addition, communications and materials developed by New England Funds will make reference to the following information about NEIC and its affiliates:

         NEIC is one of the largest publicly traded managers in the U.S. listed on the New York Stock Exchange. NEIC maintains over $100 billion in assets under management. In addition, promotional materials may include:

    - Specific and general references to New England Funds multi-manager approach through NEIC affiliates and outside firms including, but not limited to, the following:

    -that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from NEIC and the other investment managers

    -other fund companies are limited to a "one size fits all" approach but New England Funds draws upon the talents of multiple managers whose expertise best matches the fund objective

    -in this and other contexts reference may be made to New England Funds slogan "Where The Best Minds Meet"(R) and that New England Funds ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet."

         Financial Adviser Services ("FAS"), a division of NEIC, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to NEIC-affiliated fund groups including: New England Funds, Loomis Sayles Funds, Oakmark Funds and Reich & Tang Funds.

         FAS will provide marketing support to NEIC affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of FAS and the types of services it provides which may include: seminars; its 1-800 number, web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

         References may be included in New England Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

- Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom New England Funds may or may not have a relationship.

- Specific and general references to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the New England Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

- Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

- past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;

- information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and

-    current and prospective ERISA regulation and requirements.

- Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the New England Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

    -increased employee retention

    -reinforcement or creation of morale

    -deductibility of contributions for participants

    -deductibility of expenses for employers

    -tax deferred growth, including illustrations and charts

    -loan features and exchanges among accounts

    -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

- Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, New England Funds and investing in its 401(k) and retirement plans, including, but not limited to:

    -the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena

    -broad choice of investment options and competitive fees

    -plan sponsor and participant statements and notices

    -the plan prototype, summary descriptions and board resolutions

    -plan design and customized proposals

    -trusteeship, record keeping and administration

    -the services of State Street Bank, including, but not limited to, trustee services and tax reporting

    -the services of DST and BFDS, including, but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements

    -the services of Trust Consultants Inc. (TCI), including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

- Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

    -access to expertise on investments

    -assistance in interpreting past, present and future market trends and economic events

    -providing information to clients including participants during enrollment and on an ongoing basis after participation

    -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                           NEW ENGLAND FUNDS TRUST III

                                     PART C
                                OTHER INFORMATION

Item 24.          Financial Statements and Exhibits


         (a) Statements of Per share income and capital changes for all Series of the Registrant other than New England Bullseye Fund are included in the prospectuses filed in Part A of Post-Effective Amendment No. 3. The following financial statements are incorporated in Part II of the statement of additional information filed in Part B hereof by reference to the annual reports to shareholders of New England Equity Income Fund for the fiscal year ended December 31, 1996, which was filed with the Commission on March 10, 1997.


                  New England Equity Income Fund
                  (i)      Portfolio Composition
                  (ii)     Statement of Assets & Liabilities
                  (iii)    Statement of Operations
                  (iv)     Statement of Changes in Net Assets
                  (v)      Per Share Data and Ratios

         (b)      Exhibits:

                  1. The Registrant's Agreement and Declaration of Trust is incorporated herein by reference to the Registration Statement on Form N-1A (File No. 33-62061), filed on August 23, 1995.

                  2. By-Laws of the Registrant are incorporated herein by reference to the Registration Statement on Form N-1A (File No. 33-62061), filed on August 23, 1995.

                  3.       Not applicable.

                  4.       Not applicable.

                  5.(A) Form of Advisory Agreement between the Registrant, on behalf of its New England Equity Income Fund, and New England Funds Management, L.P. is incorporated herein by reference to the Registration Statement on Form N-1A (File No. 33-62061), filed on August 23, 1995.

                     (B) Form of Subadvisory Agreement for New England Equity Income Fund between New England Funds Management, L.P. and Loomis, Sayles & Company, L.P. is incorporated herein by reference to the Registration Statement on Form N-1A (File No. 33-62061), filed on August 23, 1995.


                     (C) Form of Advisory Agreement between the Registrant, on behalf of its New England Bullseye Fund, and New England Funds Management, L.P. is filed herewith.



                     (D) Form of Subadvisory Agreement for New England Bullseye Fund between New England Funds Management, L.P. and Jurika & Voyles, L.P. is filed herewith.



                  6.(A) Form of Distribution Agreement between the Registrant, on behalf of its New England Equity Income Fund, and New England Funds, L.P. (the "Distributor") is incorporated herein by reference to the Registration Statement on Form N-1A (File No. 33-62061), filed on August 23, 1995.

                     (B) Form of Distribution Agreement between the Registrant, on behalf of its New England Bullseye Fund, Class B, and New England Funds, L.P. (the "Distributor") is filed herewith.


                  7.       Not applicable.

                  8. Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-62061), filed on October 30, 1995.

                  9.(A) Form of Transfer Agency Agreement between the Registrant and New England Funds, L.P. is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-62061), filed on October 30, 1995.

                     (B) Form of Dealer Agreement of New England Funds, L.P., the Trust's Distributor, is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-62061), filed on October 30, 1995.


                     (C)   Powers of Attorney for Trustees are filed herein.


                  10. Opinion of Ropes & Gray with respect to New England Equity Income Fund is incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-62061), filed on November 22, 1995.


                  11. Consent of Price Waterhouse is incorporated herein by reference to Post- Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-62061), filed on June 10, 1997.


                  12.      Not applicable.

                  13. Investment Letter of Loomis Sayles Funded Pension Plan and Trust is incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-62061), filed on November 22, 1995.

                  14.      Not applicable.


                  15.(A) Form of Rule 12b-1 Plan relating to Class A shares of New England Equity Income Fund is incorporated herein by reference to the Registration Statement on Form N-1A (File No. 33-62061) filed on August 23, 1995.



                     (B) Form of Rule 12b-1 Plan relating to Class B shares of New England Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 33-62061), filed on June 10, 1997.



                     (C) Form of Rule 12b-1 Plan relating to Class C shares of New England Equity Income Fund is incorporated herein by reference to Post-Effective Amendment

                           No. 3 to the Registration Statement on Form N-1A (File No. 33-62061), filed on June 10, 1997.




                     (D) Form of Rule 12b-1 Plan relating to Class A shares of New England Bullseye Fund is filed herewith.

                                                                               2
                     (E) Form of Rule 12b-1 Plan relating to Class B shares of New England Bullseye Fund is filed herewith.



                     (F) Form of Rule 12b-1 Plan relating to Class C shares of New England Bullseye Fund is filed herewith.


                  16.      Not applicable.

                  17. Financial data schedule is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-62061), filed on April 30, 1997.


                  18.(A) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 with respect to New England Funds Trusts I, II, III & IV is filed herewith.


Item 25.          Persons Controlled by or under Common Control with Registrant

                  None.

Item 26.          Number of Holders of Securities


                  The following table sets forth the number of record holders of each class of securities of the Registrant as of November 28, 1997:



                 Title of Series                                 Number of Record Holders
                                                     Class A     Class B     Class C     Class Y
                                                     -------     -------     -------     -------
New England Equity Income Fund                          527        505         50           -

Item 27.          Indemnification

                  See Article 4 of the Registrant's By-Laws filed as Exhibit 2 incorporated by reference herein.

                  In addition, Metropolitan Life Insurance Company, the parent company of the Registrant's adviser and distributor, maintains a directors and officers liability insurance policy with maximum coverage of $15 million, under which the trustee and officers of the Registrant are named insureds.

Item 28.          Business and Other Connections of Investment Adviser


         (a) New England Funds Management, L.P. ("NEFM"), a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"), serves as investment adviser to New England Bullseye Fund. NEFM was organized in 1995.


                  NEFM's officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):


Name and Office with                         Name and Address of                          Nature of
        NEFM                                 Other Affiliations                           Connection
        ----                                 ------------------                           ----------
NEF Corporation                             None                                       None
General Partner



Henry L.P. Schmelzer,                       New England Funds, L.P.                    President and CEO
President and Chief Executive               399 Boylston Street
Officer                                     Boston, MA 02116

                                            NEF Corporation                            President and CEO
                                            399 Boylston Street
                                            Boston, MA 02116

                                            Back Bay Advisors, Inc.                    Director
                                            399 Boylston Street
                                            Boston, MA 02116

                                            New England Securities                     Director
                                            Corporation*
                                            399 Boylston Street
                                            Boston, MA 02116

Frank Nesvet,                               New England Funds, L.P.                    Senior Vice President, CFO and
Senior Vice President, CFO and              399 Boylston Street                        Treasurer
Treasurer                                   Boston, MA 02116

                                            NEF Corporation                            Senior Vice President, CFO and
                                            399 Boylston Street                        Treasurer
                                            Boston, MA 02116

Robert E. O'Hare,                           NEF Corporation                            Vice President, Senior Counsel,
Vice President, Senior Counsel,             399 Boylston Street                        Assistant Secretary and
Assistant Secretary and                     Boston, MA 02116                           Assistant Clerk
Assistant Clerk

Name and Office with                         Name and Address of                          Nature of
        NEFM                                 Other Affiliations                           Connection
        ----                                 ------------------                           ----------

                                            New England Funds, L.P.                    Vice President, Senior Counsel
                                            399 Boylston Street                        Assistant Secretary and
                                            Boston, MA 02116                           Assistant Clerk

John E. Pelletier,                          NEF Corporation                            Senior Vice President, General
Senior Vice President, General              399 Boylston Street                        Counsel, Secretary and Clerk
Counsel, Secretary and Clerk                Boston, MA 02116

                                            New England Funds, L.P.                    Senior Vice President, General
                                            399 Boylston Street                        Counsel, Secretary and Clerk
                                            Boston, MA 02116

Bruce R. Speca,                             NEF Corporation                            Executive Vice President
Executive Vice President                    399 Boylston Street
                                            Boston, MA 02116

                                            New England Funds, L.P.                    Executive Vice President
                                            399 Boylston Street
                                            Boston, MA 02116

Ralph M. Greggs,                            NEF Corporation                            Senior Vice President
Senior Vice President                       399 Boylston Street
                                            Boston, MA 02116

                                            New England Funds, L.P.                    Senior Vice President
                                            399 Boylston Street
                                            Boston, MA 02116

Peter H. Duffy,                             NEF Corporation                            Vice President
Vice President                              399 Boylston Street
                                            Boston, MA 02116

                                            New England Funds, L.P.                    Vice President
                                            399 Boylston Street
                                            Boston, MA 02116

Martin G. Dyer,                             NEF Corporation                            Vice President and Assistant
Vice President and Assistant                399 Boylston Street                        Secretary
Secretary                                   Boston, MA 02116


                                            New England Funds, L.P.                    Vice President and Assistant
                                            399 Boylston Street                        Secretary
                                            Boston, MA 02116


         (b) Jurika & Voyles, L.P. ("Jurika & Voyles"), the subadviser to New England Bullseye Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.+


                  Such subadviser's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

+ Jurika & Voyles succeeded Jurika & Voyles, Inc. in January 1997.

     Name and Office with                       Name and Address of                              Nature of
       Jurika & Voyles                           Other Affiliations                             Connection
       ---------------                           ------------------                             ----------
Jurika & Voyles, Incorporated                None                                             None
General Partner

Glenn C. Voyles                              None                                             None
Chairman and Portfolio
Manager

William K. Jurika                            None                                             None
President and Portfolio Manager

Karl-Olof Mills                              None                                             None
Executive Vice President

Sandra C. Ribble                             None                                             None
Secretary and Treasurer

G. Neal Ryland                               NEIC                                             Executive Vice President,
Director                                     399 Boylston Street                              CFO & Treasurer
                                             Boston, MA  02116

                                             New England Investment                           Executive Vice President,
                                             Companies, Inc.                                  CFO & Treasurer
                                             399 Boylston Street
                                             Boston, MA  02116

Peter S. Voss                                Investment Company Institute                     Member of the Board of
Director                                     1401 H Street, NW                                Governors
                                             Washington, DC  20005

                                             NEIC                                             President and Chief
                                             399 Boylston Street                              Executive Officer
                                             Boston, MA  02116

James R. Christensen                         None                                             None
Senior Vice President

Candace M. Tom                               None                                             None
Senior Vice President


Christopher L. Bittman                       None                                             None
Senior Vice President and
Director


Item 29.          Principal Underwriter

         (a) New England Funds, L.P. also serves as principal underwriter for:

                  New England Funds Trust I
                  New England Funds Trust II

                  New England Funds Trust IV

                  New England Tax Exempt Money Market Trust
                  New England Cash Management Trust

         (b) The general partner and officers of the Registrant's principal underwriter, New England Funds, L.P., and their address are as follows:


                                            Positions and Offices with                     Positions and Offices
     Name                                   Principal Underwriter                          with Registrant
     ----                                   ---------------------                          ---------------
NEF Corporation                             General Partner                                None

Henry L.P. Schmelzer                        President and Chief Executive                  President and Trustee
                                            Officer

Bruce R. Speca                              Executive Vice President                       Executive Vice President

John E. Pelletier                           Senior Vice President, General                 Secretary
                                            Counsel, Secretary and Clerk

Frank Nesvet                                Senior Vice President, Chief                   Treasurer
                                            Financial Officer and Treasurer

James H. Davis                              Senior Vice President                          None

Ralph M. Greggs                             Senior Vice President                          None

Caren I. Leedom                             Senior Vice President                          None

Frank Maselli                               Senior Vice President                          None

Raymond K. Girouard                         Senior Vice President, Assistant               None
                                            Treasurer and Comptroller

Robert E. O'Hare                            Vice President, Senior Counsel,                Assistant Secretary
                                            Secretary and Assistant Clerk

Rayona T. Bennett                           Vice President                                 None

Elizabeth P. Burns                          Vice President                                 None


Peter H. Duffy                              Vice President                                 Assistant Treasurer

Martin G. Dyer                              Vice President and Assistant                   None
                                            Secretary

Tracy A. Fagan                              Vice President                                 None

Philip J. Graham                            Vice President                                 None

Lynne H. Johnson                            Vice President                                 None

David Kaplan                                Vice President                                 None

Marie G. McKenzie                           Vice President                                 None

Lynda A. Nelson                             Vice President                                 None

Kristine E. Swanson                         Vice President                                 None

Beatriz A. Pina Smith                       Vice President                                 None

Sharon M. Wratchford                        Vice President                                 None


         The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

         (c)      Not applicable.

Item 30.          Location of Accounts and Records

                  The following companies maintain possession of the documents required by the specified rules:

                  (a)      Registrant
                           Rule 31a-1(b)(4)
                           Rule 31a-2(d)

                  (b)      State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts 02110
                           Rule 31a-1(a)
                           Rule 31a(b)(1), (2), (3), (5), (6), (7), (8)
                           Rule 31a-2(d)

                  (c)      New England Funds Management, L.P.
                           399 Boylston Street
                           Boston, MA 02116
                           Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
                           Rule 31a-2(d); and 31a-2(e)


                  (d)      Jurika & Voyles, L.P.
                           Lake Merritt Plaza, 1999 Harrison, Suite 700 Oakland, CA 94612 Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                           311a-1(f) Rule 31a-2(e)


                  (e)      New England Funds, L.P.
                           399 Boylston Street
                           Boston, Massachusetts 02116
                           Rule 31a-1(d)
                           Rule 31a-2(c)

Item 31.          Management Services

                  None.

Item 32.          Undertakings

         (a) The Registrant undertakes to provide a copy of the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

         (b) The Registrant hereby undertakes that, if requested to do so by holders of at least 10% of the Fund's outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications between shareholders for such purpose as provided in Section 16(c) of the Investment Company Act of 1940.


         (c) The Registrant hereby undertakes to file a post-effective amendment using Financial Statements relating to its New England Bullseye Fund within four to six months from the effective date of this Post-Effective Amendment.

                           NEW ENGLAND FUNDS TRUST III

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 31st day of December, 1997.





                                       New England Funds Trust III


                                       By: PETER S. VOSS*
                                           ------------------------------------
                                           Peter S. Voss
                                           Chief Executive Officer



                                       *By:  /s/JOHN E. PELLETIER
                                             ----------------------------------
                                             John E. Pelletier
                                             Attorney-In-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                                      Title                                          Date
        ---------                                      -----                                          ----
PETER S. VOSS*                               Chairman of the Board;
Chief                                                                                                December 31, 1997
------------------------                     Executive Officer; Principal
Peter S. Voss                                Executive Officer; Trustee

/s/FRANK NESVET                              Treasurer                                               December 31, 1997
------------------------
Frank Nesvet

GRAHAM T. ALLISON, JR.*                      Trustee                                                 December 31, 1997
------------------------
Graham T. Allison, Jr.

DANIEL M. CAIN*                              Trustee                                                 December 31, 1997
------------------------
Daniel M. Cain

KENNETH J. COWAN*                            Trustee                                                 December 31, 1997
------------------------
Kenneth J. Cowan

RICHARD DARMAN*                              Trustee                                                 December 31, 1997
------------------------
Richard Darman

SANDRA O. MOOSE*                             Trustee                                                 December 31, 1997
------------------------
Sandra O. Moose

HENRY L. P. SCHMELZER*                       Trustee                                                 December 31, 1997
------------------------
Henry L. P. Schmelzer

JOHN A. SHANE*                               Trustee                                                 December 31, 1997
------------------------
John A. Shane

PENDELTON P. WHITE*                          Trustee                                                 December 31, 1997
------------------------
PENDELTON P. White




                                                     *By:/s/JOHN E. PELLETIER
                                                         ----------------------
                                                            John E. Pelletier
                                                            Attorney-In-Fact
                                                            December 31, 1997

                            N-1A EXHIBITS ITEM 24(b)


                  EXHIBIT NUMBER                                                       EXHIBIT
                  --------------                                                       -------
                    EX-99.b5(C)                      Form of Advisory Agreement for New England Bullseye
                                                     Fund
                    EX-99.b5(D)                      Form of Subadvisory Agreement for New England Bullseye
                                                     Fund
                    EX-99.b6(B)                      Form of Distribution Agreement for New England Bullseye
                                                     Fund
                    EX-99.b9(C)                      Powers of Attorney
                   EX-99.b15(D)                      Form of Rule 12b-1 Plan relating to Class A shares for New
                                                     England Bullseye Fund
                   EX-99.b15(E)                      Form of Rule 12b-1 Plan relating to Class B shares for New
                                                     England Bullseye Fund
                   EX-99.b15(F)                      Form of Rule 12b-1 Plan relating to Class C shares for New
                                                     England Bullseye Fund
                   EX-99.b18(A)                      Rule 18f-3(d) Plan for New England Funds Trusts I, II, III &
                                                     IV